     As filed with the Securities and Exchange Commission on April 24, 2003
                        Securities Act File No. 33-20957
                   Investment Company Act File No. 811-05451


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                              --------------------


                                   FORM N-1A


            Registration Statement Under The Securities Act Of 1933


                Pre-Effective Amendment No. __               | |


                Post-Effective Amendment No. 20              |x|


                                     and/or


         Registration Statement Under The Investment Company Act Of 1940


                                Amendment No. 21             |x|
                        (Check appropriate box or boxes)


                               USLICO SERIES FUND
                (Exact Name of Registrant Specified in Charter)


                         7337 E. Doubletree Ranch Road
                             Scottsdale, AZ  85258
                    (Address of Principal Executive Offices)


      Registrant's Telephone Number, Including Area Code:  (800) 992-0180


                                                            With Copies To:


    Huey Falgout Jr                                      Jeffrey S. Puretz, Esq.
  ING Investments, LLC                                          Dechert LLP
7337 E. Doubletree Ranch Road                               1775 I Street, N.W.
  Scottsdale, AZ  85258                                  Washington, D.C.  20006


                    (Name and Address of Agent for Service)

                              --------------------


It is proposed that this filing will become effective (check appropriate box):

|  |  Immediately upon filing pursuant to paragraph (b)
|  |  60 days after filing pursuant to paragraph (a)(1)
|  |  75 days after filing pursuant to paragraph (a)(2)
|X |  on May 1, 2003 pursuant to paragraph (b)
|  |  on (date) pursuant to paragraph (a)(1)
|  |  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

| | This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                               USLICO SERIES FUND

                                   PROSPECTUS

                                  MAY 1, 2003

         The four Portfolios of the USLICO Series Fund are as follows:

                              The Stock Portfolio

                           The Money Market Portfolio

                               The Bond Portfolio

                         The Asset Allocation Portfolio

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
     SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                [ING FUNDS LOGO]

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Types of Investors for Whom the Fund is Intended............    2
The Stock Portfolio -- Risk/Return Summary..................    3
The Money Market Portfolio -- Risk/Return Summary...........    4
The Bond Portfolio -- Risk/Return Summary...................    5
The Asset Allocation Portfolio -- Risk/Return Summary.......    6
Performance Information for Last 10 Years...................    8
Total Net Expenses..........................................   13
Investment Objectives, Principal Investment Strategies, and
  Related Risks of the Stock Portfolio......................   14
Investment Objectives, Principal Investment Strategies, and
  Related Risks of the Money Market Portfolio...............   15
Investment Objectives, Principal Investment Strategies, and
  Related Risks of the Bond Portfolio.......................   16
Investment Objectives, Principal Investment Strategies, and
  Related Risks of the Asset Allocation Portfolio...........   17
General Portfolio Policies..................................   18
Risk Factors and Special Considerations.....................   19
Management of the Portfolios................................   20
Other Expenses..............................................   21
Pricing of Portfolio Shares.................................   21
Distributions and Taxes.....................................   22
Financial Highlights........................................   23


To obtain more information please refer to the back cover.

                TYPES OF INVESTORS FOR WHOM THE FUND IS INTENDED

     Shares of the USLICO SERIES FUND (the "Fund") are sold only to insurance companies and are used to fund variable life insurance policies ("Policies"). The Policies were offered by ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York (the "insurance companies") and sold with a prospectus describing the Policies and with a prospectus of the Fund. The insurance companies are affiliated with ING Investments, LLC ("the Investment Manager"). The Fund has four different series, each with different investment objectives and strategies. The series are the: (1) Stock Portfolio; (2) Money Market Portfolio; (3) Bond Portfolio; and (4) Asset Allocation Portfolio (each, a "Portfolio", and collectively, the "Portfolios"). Because Policy owners may instruct the insurance companies which Portfolio(s) they want to use to fund their Policies, this prospectus gives you important information about the Portfolios which you should know about before investing. Please read this prospectus and keep it for future reference.

                              THE STOCK PORTFOLIO

RISK/RETURN SUMMARY

INVESTMENT GOAL:                The Stock Portfolio seeks intermediate and
                                long-term growth of capital. Its secondary objective is to receive a reasonable level of income.

INVESTMENT FOCUS:               U.S. Common Stocks with medium to large market
                                capitalizations.

PRINCIPAL INVESTMENT
STRATEGIES:                     -  Investing in stocks having significant
                                   potential for capital appreciation, or in common stocks principally for their income potential through dividends and option writing, or in common stocks having a mix of these characteristics.

                                -  Investing primarily in common stocks.

                                - Under normal market conditions, investing at least 80% of its assets in equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio normally invests in companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index).


                                -  Potentially investing in companies with
                                   smaller or medium market capitalizations.
                                   Those companies defined as medium to large have market capitalizations of over $1.5 billion as of March 31, 2003.


                                -  Investing primarily in domestic issuers.

                                - Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The Investment Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

PRINCIPAL INVESTMENT RISKS:     -  Stock Market Volatility. Stock markets are
                                   volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.
                                   Different parts of the market can react
                                   differently to these developments.

                                - Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.


                                - Derivatives. Derivatives are subject to the risk of changes in the market price of a security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. Certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.


                                - Changes in Values. Values are not guaranteed, you may lose money. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

                                - Not Guaranteed by FDIC. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           THE MONEY MARKET PORTFOLIO

RISK/RETURN SUMMARY

INVESTMENT GOAL:                Seeks maximum current income consistent with
                                preservation of capital and liquidity.

INVESTMENT FOCUS:               Short-term U.S. Government Securities and Money
                                Market instruments.

PRINCIPAL INVESTMENT
STRATEGIES:                     Purchasing U.S. Government Securities and U.S.
                                dollar denominated high quality money market instruments rated A-1 by Standard & Poor's
                                Ratings Group ("S&P") or P-1 by Moody's
                                Investors Service, Inc. ("Moody's"), and repurchase agreements.

PRINCIPAL INVESTMENT RISKS:     -  Insolvency Risk. Defaults in paying principal
                                   and/or interest by an issuer.

                                -  Interest Rate Changes. Interest rate
                                   increases can cause the price of a U.S.
                                   Government or a money market security to decrease.

                                -  Financial Services Exposure. Changes in
                                   government regulation or economic downturns can have a significant negative effect on issuers in the financial services sector.

                                - Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

                                -  U.S. Government Securities. Some U.S.
                                   Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates. If an obligation, such as obligations issued by the Federal Home Loan Bank, is supported only by the credit of the agency or instrumentality issuing the obligation, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Securities directly supported by the full faith and credit of the United States have less credit risk.

                                - Not Guaranteed by FDIC. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


                                - Repurchase Agreements. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

                               THE BOND PORTFOLIO

RISK/RETURN SUMMARY


INVESTMENT GOAL:                High level of income consistent with prudent
                                risk and the preservation of capital. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its principal objective.


INVESTMENT FOCUS:               Investment grade fixed income
                                securities -- rated in top four rating
                                categories of either S&P or Moody's.

PRINCIPAL INVESTMENT
STRATEGIES:                     -  Under normal market conditions, the Portfolio
                                   invests at least 80% of its assets in
                                   investment-grade fixed-income securities. The
                                   Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

                                -  Managing the Portfolio to have similar
                                   overall interest rate risk to the Lehman
                                   Brothers Aggregate Bond Index.

                                - Allocating assets across different market sectors and maturities.

                                - Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer to select investments.

                                - The Investment Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

PRINCIPAL INVESTMENT RISKS:     -  Insolvency Risk. Default in payment of
                                   principal and/or interest by an issuer.

                                - Credit Risk. A decline in the credit quality of an issuer can cause the price of a bond to decrease.

                                -  Interest Rate Changes. Interest rate
                                   increases can cause the price of a debt
                                   security to decrease.


                                - Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and less income is received due to prepayment in a lower interest rate environment.


                                - Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

                                - Changes in Values. Values are not guaranteed, you may lose money. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

                                - Not Guaranteed by FDIC. An investment in the Portfolio is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         THE ASSET ALLOCATION PORTFOLIO

RISK/RETURN SUMMARY

INVESTMENT GOAL:                Seeks to obtain high total return with reduced
                                risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

INVESTMENT FOCUS:               U.S. Common Stocks, investment grade bonds and
                                money market instruments.

PRINCIPAL INVESTMENT
STRATEGIES:                     -  Allocating the Portfolio's assets among
                                   stocks, bonds, and short-term money market instruments.

                                -  Adjusting allocation among asset classes.

                                -  Investing primarily in domestic issuers.

                                - Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

                                - Entering into repurchase agreements maturing in seven days or less.

                                - The Investment Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

PRINCIPAL INVESTMENT RISKS:     -  Stock Market Volatility. Stock markets are
                                   volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.
                                   Different parts of the market can react
                                   differently to these developments.

                                -  Interest Rate Changes. Interest rate
                                   increases can cause the price of a debt
                                   security to decrease.

                                -  Insolvency Risk. Default in payment of
                                   principal and/or interest by an issuer.

                                - Credit Risk. A decline in the credit quality of an issuer can cause the price of its bond to decrease.


                                - Repurchase Agreements. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.



                                - Derivatives. Derivatives are subject to the risk of changes in the market price of a security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. Certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Portfolio.



                                - Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and less income if called in a lower interest rate environment.


                                - Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

                                - Changes in Values. Values are not guaranteed, you may lose money. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

                                - Not Guaranteed by FDIC. An investment in the Portfolio is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                   PERFORMANCE INFORMATION FOR LAST 10 YEARS

     The bar charts and the performance information listed on the following pages illustrate the risks and volatility of investing in the Portfolios. The charts shows the changes in each Portfolio's performance from year to year for the past 10 calendar years. The additional information shows the highest and lowest returns for a quarter during those 10 years and compares its average annual returns for 1, 5 and 10 years to an index. How each Portfolio has performed in the past is not an indication of how it will perform in the future.

     The bar charts reflect the management fees and expenses of the Portfolio but the performance figures do not reflect charges assessed by the insurance company separate accounts. If such charges had been reflected, the returns would be less than those shown below. Performance assumes reinvestment of income and capital gain distributions.

                    PERFORMANCE OF THE STOCK PORTFOLIO(1)(2)

                              [PERFORMANCE CHART]


  1993   1994    1995   1996    1997    1998    1999    2000      2001      2002
  ----   -----   ----   -----   -----   -----   ----   -------   ------   --------
  10.53   2.76   31.92  22.90   25.06    6.00   30.08  -19.94    -41.06    -32.24


BEST AND WORST QUARTER DURING LAST 10 YEARS


    BEST QUARTER          WORST QUARTER
       30.04%                -31.24%
 Three months ended     Three months ended
  December 31, 1999       March 31, 2002


COMPARING RETURNS WITH THE S&P 500 INDEX

     This table compares the Stock Portfolio's average annual total returns for 1, 5 and 10 years ended December 31, 2002, to those of the S&P 500 Index.


                                 1 YEAR          5 YEARS         10 YEARS
                                 -------         -------         --------
Stock Portfolio                  -32.24%         -15.11%          0.15%
S&P 500 Index                    -22.10%          -0.56%          9.37%


INFORMATION ON THE S&P 500 INDEX

     The Standard and Poor's 500 Index (S&P 500 Index) is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. Calculations of its performance assumes reinvestment of dividends. You cannot invest directly in the index. It does not have an investment adviser and does not pay any fees or expenses. If it had expenses, its performance would be lower. In order to outperform the index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses.

------------------

(1) ING Investments, LLC has been the Portfolio's investment adviser since May 11, 2001; however, prior to May 11, 2001, ING Investments, LLC served as the sub-adviser to the Stock Portfolio, and ReliaStar Investment Research, Inc. ("RIRI"), an affiliate of ING Investments, LLC, managed the Portfolio. Prior to October 1, 1999, the Stock Portfolio was managed by a different sub-adviser. Prior to November 25, 2002, the Portfolio operated under a different investment strategy.

(2) These figures do not reflect expenses or charges which are or may be imposed under your Policies, and would be lower if they did.

                PERFORMANCE OF THE MONEY MARKET PORTFOLIO(1)(2)

                              [PERFORMANCE CHART]


  1993   1994   1995   1996   1997   1998   1999   2000   2001   2002
  ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
  2.00   4.00   5.00   5.00   5.00   5.00   5.00   5.59   3.14   0.88


BEST AND WORST QUARTER DURING LAST 10 YEARS


    BEST QUARTER          WORST QUARTER
        1.43%                 0.23%
 Three months ended     Three months ended
 September 30, 2000       June 30, 2002


THE PORTFOLIO'S AVERAGE ANNUAL RETURNS

     This table provides information on the Portfolio's average annual total returns for 1, 5 and 10 years ended December 31, 2002:


                                   1 YEAR         5 YEARS         10 YEARS
                                   ------         -------         --------
Money Market Portfolio             0.88%           3.64%           3.47%


THE PORTFOLIO'S SEVEN DAY YIELD


     The Portfolio's 7-day yield, as of the end of December 31, 2002, was 1.09%. The 7-day yield is an annualized figure - the amount earned if the investment is kept in the Portfolio and the Portfolio continued to earn the same net interest income throughout the year.


---------------

(1) ING Investments, LLC has been the Portfolio's investment adviser since May 11, 2001; however, prior to May 11, 2001, RIRI, an affiliate of ING Investments, LLC, managed the Portfolio.

(2) These figures do not reflect expenses or charges which are or may be imposed under your Policies, and would be lower if they did.

                    PERFORMANCE OF THE BOND PORTFOLIO(1)(2)

                              [PERFORMANCE CHART]


  1993     1994    1995    1996    1997    1998    1999    2000    2001   2002
  -----   ------   -----   -----   -----   ----   ------   -----   ----   ----
  10.48   -3.72    18.07    2.70    7.09   4.30   -2.87     6.74   6.47   8.07


BEST AND WORST QUARTER DURING LAST 10 YEARS


    BEST QUARTER          WORST QUARTER
        6.58%                 -2.62%
 Three months ended     Three months ended
    June 30, 1995         June 30, 2001


COMPARING RETURNS WITH THE LEHMAN BROTHERS AGGREGATE BOND INDEX

     This table compares the Portfolio's average annual total returns for 1, 5 and 10 years ended December 31, 2002 to those of the Lehman Brothers Aggregate Bond Index.


                                       1 YEAR         5 YEARS         10 YEARS
                                       ------         -------         --------
Bond Portfolio                          8.07%          4.43%           5.55%
Lehman Brothers Aggregate Bond Index   10.25%          7.55%           7.51%


INFORMATION ON THE LEHMAN BROTHERS AGGREGATE BOND INDEX

     The Lehman Brothers Aggregate Bond Index (Lehman Bond Index) is an unmanaged index that measures the performance of fixed income securities that are similar, but not identical, to those securities held in the Portfolio. You cannot invest directly in an index. It does not have an investment adviser and does not pay any fees or expenses. If it had expenses, its performance would be lower. In order to outperform the index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses.

------------------

(1) ING Investments, LLC has been the Portfolio's investment adviser since May 11, 2001; however, prior to May 11, 2001, RIRI, an affiliate of ING Investments, LLC, managed the Portfolio.

(2) These figures do not reflect expenses or charges which are or may be imposed under your Policies, and would be lower if they did.

             PERFORMANCE ON THE ASSET ALLOCATION PORTFOLIO(1)(2)(3)

                              [PERFORMANCE CHART]


  1993     1994    1995    1996    1997    1998    1999     2000     2001      2002
  -----   ------   -----   -----   -----   -----   -----   ------   -------   ------
  10.83   -1.33    25.15   12.44   16.62    5.51   15.10   -9.80    -20.09     -8.72


BEST AND WORST QUARTER DURING LAST 10 YEARS


    BEST QUARTER          WORST QUARTER
       16.00%                -15.67%
 Three months ended     Three months ended
  December 31, 1999       March 31, 2002


COMPARING RETURNS WITH THE S&P 500 AND LEHMAN INDICES

     This table compares the Portfolio's average annual total returns for 1, 5 and 10 years ended December 31, 2002 to those of the S&P 500 and Lehman Indices.


                                        1 YEAR         5 YEARS         10 YEARS
                                        ------         -------         --------
Asset Allocation Portfolio               -8.72%         -4.37%           3.68%
S&P 500 Index                           -22.10%         -0.56%           9.37%
Lehman Brothers Aggregate Bond Index     10.25%          7.55%           7.51%


INFORMATION ON THE S&P 500 AND LEHMAN INDICES


     The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. Calculations of its performance assumes reinvestment of dividends. The Lehman Brothers Aggregate Bond Index is an unmanaged index that measures the performance of fixed income securities that are similar, but not identical, to those securities held in the Portfolio.



     You cannot invest directly in either the S&P or the Lehman Brothers Aggregate Bond Index. Neither has an investment adviser and neither pays any fees or expenses. If an index had expenses, its performance would be lower. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses.

------------------

(1) ING Investments, LLC has been the Portfolio's investment adviser since May 11, 2001; however, prior to May 11, 2001, ING Investments, LLC served as the sub-adviser to the equity portion of the Asset Allocation Portfolio, and RIRI, an affiliate of ING Investments, LLC, managed the Portfolio.

(2) Prior to October 1, 1999, the equity portion of the Asset Allocation Portfolio was managed by a different sub-adviser.

(3) These figures do not reflect expenses or charges which are or may be imposed under your Policies, and would be lower if they did.

                               TOTAL NET EXPENSES

     The table that follows shows the estimated operating expenses paid each year by the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2002. Actual expenses paid by the Portfolios may vary from year to year.

     Your variable annuity contract or variable life insurance policy is a contract between you and the issuing life insurance company. The Portfolios are not parties to that variable contract, but are merely investment options made available to you by your insurance company under your variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or life insurance policy. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR
INVESTMENT). There are no fees or sales loads charged to your account when you buy or sell shares of the Portfolios.

OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS(1)
(as a % of average net assets)


                                                                                         WAIVERS,
                                                                           TOTAL      REIMBURSEMENTS      TOTAL NET
                                    MANAGEMENT   SERVICE      OTHER      OPERATING          AND             FUND
FUND                                   FEES       FEES     EXPENSES(3)   EXPENSES      RECOUPMENT(2)     EXPENSES(2)
----                                ----------   -------   -----------   ---------   -----------------   -----------
 Stock Portfolio                %      0.50        N/A        0.97         1.47            -0.57            0.90
 Money Market Portfolio                0.50        N/A        0.53         1.03            -0.13            0.90
 Bond Portfolio                        0.50        N/A        0.87         1.37            -0.47            0.90
 Asset Allocation Portfolio            0.50        N/A        0.84         1.34            -0.44            0.90



(1) This table shows the estimated operating expenses for shares of the Portfolios as a ratio of expenses to average daily net assets. These estimates are based on the Portfolios' actual operating expenses for its most recently completed fiscal year and fee waivers to which the Adviser has agreed for the Portfolio.



(2) The Policies contain a contractual provision limiting the amount Policyholders can be charged for management fees to 0.25%. The insurance companies pay any management fees above that amount. The management fees shown in the "Management Fees" column are the management fees before taking into account this contractual limitation. In addition, the Investment Manager, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with the Fund that will limit the "Other Expenses" of each Portfolio. Other Expenses means all of the expenses incurred by a Portfolio, but excluding Management Fees, interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund's business, and expenses of other persons subject to recoupment by the investment manager within three years. The Management Fee limit continues for the term of the Policies. The Other Expense limit will continue through at least December 31, 2003. The Other Expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Manager provides written notice of the termination of the Other Expense limitation agreement at least 30 days prior to the end of the then-current term or upon termination of the investment management agreement. The aggregate amount of the Management Fee reimbursed and any Other Expenses waived, reimbursed or recouped during the last fiscal year it shown under the heading "Waivers, Reimbursements and Recoupment."


(3) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

EXAMPLES


     The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable Portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be higher if they did. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.



FUND                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
----                                          ------     -------     -------     --------
Stock Portfolio                                 $92       $409        $749        $1,708
Money Market Portfolio                           92        315         556         1,248
Bond Portfolio                                   92        388         705         1,605
Asset Allocation Portfolio                       92        381         692         1,574

          INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND
                      RELATED RISKS OF THE STOCK PORTFOLIO

     The information below is intended to provide detailed information on the Stock Portfolio's investment objectives, strategies used in seeking to achieve those objectives and the risks of investing in this Portfolio.

INVESTMENT OBJECTIVES

     The Stock Portfolio's primary objective is to achieve intermediate and long-term growth of capital. Its secondary objective is to receive a reasonable level of income.

PRINCIPAL INVESTMENT STRATEGIES

     The Stock Portfolio invests primarily in U.S. common stocks listed on national securities exchanges, and believed to have significant potential for capital appreciation, or in common stocks principally for their income potential through dividends and option writing, or in common stocks having a mix of these characteristics. Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. No more than 25% of the Portfolio's assets are invested in a single industry and no more than 5% may be invested in any single company.

     The Portfolio's investments are rotated among various market sectors based on the Investment Manager's research and view of the economy. The Portfolio may buy and sell securities frequently, resulting in portfolio turnover and higher transaction costs.

     From time to time the Portfolio will, on its common stock portfolio, write covered call options that are traded on a U.S. securities exchange or board of trade. It will do so when the portfolio manager believes the price of the stock will remain relatively stable, thus allowing the Portfolio to enjoy the premium income and enhance its return. (See "Options" under "Risk Factors and Special Considerations" in this prospectus.)

     This Portfolio will retain a flexible approach to the investment of funds and the Portfolio's composition may vary with the economic outlook. The Portfolio may invest in U.S. Government securities, commercial paper, and other money market instruments, including repurchase agreements maturing in seven days or less with Federal Reserve System banks or with dealers in U.S. Government Securities. When, in the judgment of the Investment Manager, current cash needs or market or economic conditions warrant a temporary defensive position, the Portfolio may invest to a greater degree in such short-term U.S. Government securities, commercial paper, and other money market instruments. Taking temporary defensive positions may reduce the chances of the Portfolio achieving its investment objectives.

THE RISKS OF INVESTING

     Since the Stock Portfolio invests primarily in U.S. common stocks, its returns may, and probably will, vary. Your cash values and maybe the death benefit of your Policy will vary with the investment performance of the Portfolio(s) you select. Poor performance could result in the cash values in your insurance policy declining. Loss of money is a risk of investing in the Stock Portfolio. The Portfolio is intended as a long-term investment vehicle for variable life insurance policies and is not designed to provide policy owners with a means of speculating on short-term stock market movements. There is no assurance the investment objectives will be achieved. While the Portfolio may compare its performance returns, for benchmark purposes, to the performance returns of broad based indices such as the S&P 500, the Portfolio is not managed to replicate the securities contained in those indices, and may achieve returns less than those indices.

     In entering into a Repurchase Agreement, the Portfolio bears the risk of loss in the event the other party to the transaction defaults on its obligations. In such a case the Portfolio would be delayed, or prevented from, exercising its rights to dispose of the underlying securities, including the risk of possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

     Participation in the options market involves investment risks and transaction costs, which the Portfolio would not be subject to if it didn't use this strategy. If its predictions of price movement are inaccurate, the Portfolio might be in a worse position than if the strategy were not used. Neither the Fund, the investments of the Stock Portfolio, the Policies' cash values, nor its death benefit are guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


     Annual portfolio turnover rate can exceed 100%. A 100% turnover rate occurs if all of the Portfolio's investments were sold and either repurchased or replaced in a year. A higher portfolio turnover rate includes greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.


     The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Investment Manager and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

          INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND
                  RELATED RISKS OF THE MONEY MARKET PORTFOLIO

     The information below is intended to provide detailed information on the Money Market Portfolio's investment objectives, strategies used in seeking to achieve those objectives and the risks of investing in this Portfolio.

INVESTMENT OBJECTIVE

     The Money Market Portfolio's primary objective is to seek maximum current income consistent with the preservation of capital and the maintenance of liquidity by investing in "money market" instruments meeting specified quality standards.

PRINCIPAL INVESTMENT STRATEGIES

     The Money Market Portfolio may invest only in high-quality instruments with a maturity or remaining maturity of 12 months or less from the date of purchase, and may include the following: U.S. Government securities; commercial paper maturing in nine months or less from the date of purchase if rated A-1 by S&P or Prime-1 by Moody's, or debt obligations rated at least AA by S&P or at least Aa by Moody's, repurchase agreements maturing in seven days or less with Federal Reserve System banks or with dealers in U.S. Government securities; and negotiable certificates of deposit, bankers' acceptances, fixed-time deposits, and other obligations of federally chartered domestic banks, savings banks, or savings and loan associations having total assets of $1 billion or more.

     The Portfolio will not invest in any fixed-time deposit maturing in more than 7 days if, as a result, more than 10% of the value of its total assets would be invested in such fixed-time deposits and other illiquid securities. The Portfolio may also invest in fixed-time or other deposits with a state-chartered bank that acts as custodian to the Fund, provided that any such bank has total assets of $2 billion or more. The Portfolio may also purchase obligations that mature in 12 months or less from the date of purchase if the obligation is accompanied by a guarantee of principal and interest provided that the guarantee is that of a bank or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Portfolio. The Portfolio is required to maintain an average weighted maturity of not more than 90 days and invest exclusively in securities that mature within 397 days. All investments by the Portfolio are limited to United States dollar-denominated investments. The Portfolio may not invest more than 25% of its total assets in securities of any one particular industry nor invest more than 5% of its assets in any one issuer, except that these restrictions do not apply to investments in U.S. Government securities and the 25% limit does not apply to the Money Market Portfolio for securities or obligations issued by U.S. banks.

THE RISKS OF INVESTING

     Since the Money Market Portfolio invests primarily in Money Market instruments, one risk is a default by an issuer and its loss to the Portfolio of principal and/or interest payments. An additional risk is the Portfolio not maintaining a value of $1.00 per share. When interest rates decline, the performance return for this Portfolio will decline. In that environment your net performance return may be relatively small. There is no assurance the investment objectives will be achieved.

     In entering into a Repurchase Agreement, the Portfolio bears the risk of loss in the event the other party to the transaction defaults on its obligations. In such a case the Portfolio would be delayed, or prevented from, exercising its rights to dispose of the underlying securities, including the risk of possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

     Neither the Fund nor the investments of the Money Market Portfolio are guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

     The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Investment Manager and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

          INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND
                      RELATED RISKS OF THE BOND PORTFOLIO

     The information below is intended to provide detailed information on the Bond Portfolio's investment objectives, strategies used in seeking to achieve those objectives and the risks of investing in this Portfolio.

INVESTMENT OBJECTIVES

     The Bond Portfolio's primary objective is to provide a high level of income consistent with prudent investment risk and the preservation of capital by investing primarily in investment-grade intermediate to long-term fixed income securities. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its principal objective.

PRINCIPAL INVESTMENT STRATEGIES

     Under normal conditions, the Portfolio invests at least 80% of its assets in investment-grade fixed income securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. To achieve its objective, the Portfolio invests primarily in securities rated in the top four rating categories of either S&P (AAA, AA, A, and BBB) or Moody's (Aaa, Aa, A, and Baa) convertible and non-convertible debt securities or, if not rated, of equivalent quality in the judgment of the Investment Manager. The Portfolio may also invest in U.S. Government securities, commercial paper, certificates of deposit, and other money market instruments including repurchase agreements maturing in seven days or less with Federal Reserve System banks or with dealers in U.S. Government. The Portfolio will not invest in common stocks, rights, or other equity securities.


     On occasion the Portfolio has bought and sold securities frequently resulting in portfolio turnover and higher transaction costs.


     The weighted average maturity of the securities in the Portfolio will vary from time to time depending upon the judgment of the Investment Manager as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. Under normal circumstances, more than 80% of the Portfolio's assets will be invested in fixed-income securities, including convertible and non-convertible debt securities.

THE RISKS OF INVESTING

     Since shares of the Portfolio normally represent an investment primarily in debt securities with market prices that may vary, the value of the Portfolio's shares will vary as the aggregate value of the Portfolio's investments increases or decreases. Although the Portfolio will invest only in investment-grade fixed income securities, the market price of the Portfolio's securities will likely be affected by changes in interest rates since the market value of debt obligations may be expected to rise and fall inversely with interest rates generally. As interest rates rise, the market value of fixed-income securities will likely fall, adversely affecting the value of the Portfolio. Debt obligations with longer maturities that typically provide the best yield will subject the Portfolio to relatively greater price fluctuations than shorter-term obligations. The Portfolio is intended as a long-term investment vehicle for Policies. However, there is no assurance the investment objectives will be achieved. While the Portfolio may compare its performance returns, for benchmark purposes, to the performance returns of broad based indices such as the Lehman Brothers Aggregate Bond Index, the Portfolio is not managed to replicate the securities contained in those indices, and may achieve returns less than those indices.


     In entering into a Repurchase Agreement, the Portfolio bears the risk of loss in the event the other party to the transaction defaults on its obligations. In such a case the Portfolio would be delayed, or prevented from, exercising its rights to dispose of the underlying securities, including the risk of possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.


     Neither the Fund nor the investments of the Bond Portfolio are guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.



     Annual portfolio turnover rate can exceed 100%. A 100% turnover rate occurs if all of the Portfolio's investments were sold and either repurchased or replaced in a year. A higher portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.


     The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Investment Manager and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

          INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND
                RELATED RISKS OF THE ASSET ALLOCATION PORTFOLIO

     The information below is intended to provide detailed information on the Portfolio's investment objectives, strategies used in seeking to achieve those objectives and the risks of investing in this Portfolio.

INVESTMENT OBJECTIVE

     The Portfolio's primary objective is to achieve high total return, consistent with prudent investment risk by investing in common stocks and other equity securities, investment grade intermediate to long-term debt obligations and high quality money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio allocates its assets into three broad categories: (1) U.S. common stocks and other equity securities believed to offer above average growth potential; (2) intermediate to long-term investment grade bonds; and (3) high quality money market instruments. Under normal circumstances at least 30% of its assets will be invested in common stocks and other equity securities, at least 20% in investment grade bonds and the remainder in money market instruments. With certain exceptions for money market investments, no more than 25% of the assets of the Portfolio are invested in a single industry and no more than 5% may be invested in any single company.

     The equity investments are rotated among various market sectors based on the Investment Manager's research and view of the economy. The Portfolio may buy and sell equity securities frequently, resulting in portfolio turnover and higher transaction costs.

     From time to time the equity portion of the Portfolio will, on its common stock portfolio, write covered call options that are traded on a U. S. securities exchange or board of trade. It will do so when the portfolio manager believes the price of the stock will remain relatively stable, thus allowing the Portfolio to enjoy the premium income and enhance its return. (See "Options" under "Risk Factors and Special Considerations" in this prospectus.)

     The bond portion of the Portfolio invests primarily in securities rated in the top four rating categories of either S&P (AAA, AA, A, and BBB) or Moody's (Aaa, Aa, A, and Baa) or, if not rated, of equivalent quality in the judgment of the Investment Manager. This Portfolio will retain a flexible approach to the investment of funds and the portfolio composition may vary with the economic outlook. The Portfolio may invest in U.S. Governmental securities, commercial paper, and other money market instruments, including repurchase agreements maturing in seven days or less. When, in the judgment of the Investment Manager, current cash needs or market or economic conditions warrant a temporary defensive position, the Portfolio may invest to a greater degree in short-term U.S. Government securities, commercial paper, and other money market instruments. Taking temporary defensive positions may reduce the chances of the Portfolio achieving its investment objectives.

     The Money Market portion of the Portfolio may invest only in high-quality instruments with a maturity or remaining maturity of 12 months or less from the date of purchase, and may include the following: U.S. Government securities; commercial paper maturing in nine months or less from the date of purchase if rated A-1 by S&P or Prime-1 by Moody's, or debt obligations rated at least AA by S&P or at least Aa by Moody's. The Portfolio may also invest in repurchase agreements maturing in seven days or less with Federal Reserve System banks or with dealers in U.S. Government securities; and negotiable certificates of deposit, bankers' acceptances, fixed-time deposits, and other obligations of federally chartered domestic banks, savings banks, or savings and loan associations having total assets of $1 billion or more.

THE RISKS OF INVESTING

     Since the Portfolio invests in U.S. common stocks, investment grade fixed income securities and Money Market instruments, its returns may, and probably will, vary. Your cash values and maybe the death benefit of your Policy will vary with the investment performance of the Portfolio(s) you select. Poor investment performance may result in the cash values in your insurance Policy declining. Loss of money is a risk of investing in the Portfolio. There is no assurance the Portfolio's investment objectives will be achieved. While the Portfolio may compare its performance returns, for benchmark purposes, to the performance returns of broad based indices such as the S&P 500 Index and the Lehman Bond Index, the Portfolio is not managed to replicate the securities contained in those indices, and may achieve returns lower than those of the indices.

     In entering into a Repurchase Agreement, the Portfolio bears the risk of loss in the event the other party to the transaction defaults on its obligations. In such a case the Portfolio would be delayed, or prevented from, exercising its rights to dispose of the underlying securities, including the risk of possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

     Participation in the options market involves investment risks and transaction costs which the Portfolio would not be subject to if it did not use this strategy. If its predictions of price movement are inaccurate, the Portfolio might be in a worse position than if the strategy were not used.

     Neither the Fund, the investments of the Portfolio, the Policies' cash values, nor the death benefit are guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


     Annual portfolio turnover rate can exceed 100%. A 100% turnover rate occurs if all of the Portfolio's investments were sold and either repurchased or replaced in a year. A higher portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.


     The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Investment Manager and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

                           GENERAL PORTFOLIO POLICIES

DIVERSIFICATION

     Each Portfolio operates as a "diversified" fund. In addition, each Portfolio intends to conduct its operations so that it will comply with diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as
amended (the "Code"), and qualify as a "regulated investment company." In order to qualify as a regulated investment company, each Portfolio must limit its investments so that at the close of each quarter of the taxable year, with respect to at least 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer. The Code requires that not more than 25% in value of each Portfolio's total assets may be invested in the securities of a single issuer at the close of each quarter of the taxable year. These restrictions do not apply to investments in U.S. government securities. The 25% limit does not apply to the Money Market Portfolio or the Bond Portfolio for securities or obligations issued by U.S. Banks.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

     The following risk factors are applicable to all Portfolios:

GENERALLY

     The value of a Portfolio's investments, and as a result the net asset value of the Portfolio shares, will fluctuate in response to changes in the market and economic conditions as well as the financial condition and prospects of issuers in which the Portfolio invests. Because of the risks associated with the Fund's investments, the Fund is intended as a long term investment vehicle for Policies and is not designed to provide policyholders with a means of speculating on short-term stock or bond market movements. While the Portfolios may compare their total returns for benchmarking purposes to the total returns of broad based securities indices (such as the S&P 500), the Portfolios are not managed to replicate the securities contained in such indices and therefore may achieve returns which are less than such indices.

     Investments in Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.

     Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

     One measure of risk for fixed income securities is duration. Duration is one of the tools used by a Portfolio Manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

     U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

     Convertible Securities. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

     Repurchase Agreements. In entering into a repurchase agreement, the Portfolio bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Portfolio is delayed, or prevented from, exercising its rights to dispose of the underlying securities, including the risk of possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

     Temporary Defensive Strategies. When the Investment Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve its investment objective.

     The following risk factor is applicable to the Stock and Asset Allocation
Portfolios:

     Options. Participation in the options market involves investment risks and transaction costs to which the Portfolio would not be subject, absent the use of this strategy. If predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Portfolio may leave it in a worse position than if such strategy was not used. Risks inherent in the use of options include: (a) dependency on the ability of the Portfolio Manager, as the case may be, to predict correctly movements in the direction of interest rates and securities prices; (b) imperfect correlation between the price of options and movements in the prices of the securities; (c) the fact that the skills needed to use these strategies are unique to this investment technique; and (d) the possible need to defer closing out certain positions.

                          MANAGEMENT OF THE PORTFOLIOS

INVESTMENT MANAGER

     ING Investments, LLC (Investment Manager or ING Investments), formerly ING Pilgrim Investments, LLC (ING Pilgrim), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


     ING Investments is registered as an investment adviser with the United States Securities and Exchange Commission. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


     Prior to May 11, 2001, ReliaStar Investment Research, Inc. ("RIRI") (formerly, Washington Square Advisers, Inc.), 100 Washington Avenue, Minneapolis, MN, 55401, an affiliate of the insurance companies issuing the Policies, served as the investment adviser to the Fund's four Portfolios and was responsible for the day-to-day management of the Money Market and Bond Portfolios, and the non-equity portion of the Asset Allocation Portfolio and other business affairs.


     As of March 31, 2003, ING Investments managed almost $32.5 billion in assets.


     ING Investment's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

     The Investment Manager furnishes continuous advice and recommendations concerning the Portfolios' investments. It also furnishes certain administrative, compliance, legal and accounting services for the Portfolios, and it or its affiliated companies may be reimbursed by the Portfolios for its costs (up to a cap of 0.90% of each Portfolio's average daily net assets) in providing those services. In addition, employees of companies affiliated with the Investment Manager serve as officers of the Fund, and these companies provide office space for the Portfolios and pay the salaries, fees and expenses of certain officers of the Portfolios.

     Under its Investment Advisory Agreement, the Investment Manager is compensated for its services at a quarterly fee based on an annual percentage of the average daily net assets of each Portfolio. For each Portfolio, the Fund pays the Investment Manager a fee at a maximum annual rate based on the following schedule:

     - 0.50% of the first $100 million of the average daily net assets of the Portfolio

     - 0.45% of the average daily net assets of the Portfolio in excess of $100 million.

PORTFOLIO MANAGERS


     A team of investment professionals led by James A. Vail has managed the Stock Portfolio and the equity portion of the Asset Allocation Portfolio since April 2003. Mr. Vail has served as Vice President and Senior Portfolio Manager of ING since 2000. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and has over 25 years of investment experience. Prior to joining ING in 2000, Mr. Vail was Vice President at Lexington Mutual funds (which was acquired by ING's parent company in July 2000), which he joined in 1991.



     A team of investment professionals led by Jennifer J. Thompson has managed the Money Market Portfolio and that portion of the Asset Allocation Portfolio since March 2003. Prior to joining ING in 1998 she was with Trusco Capital Management for one year. Ms. Thompson has over nine years of investment experience.



     A team of investment professionals led by James Kauffmann has managed the Bond Portfolio and that portion of the Asset Allocation Portfolio since February 2003. Mr. Kauffmann is Portfolio Management Team Leader. He joined ING in 1996 and has over 14 years of investment experience.


PRIVACY POLICY

     The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a shareholder servicing representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.

                                 OTHER EXPENSES

     The Fund bears all costs of its operations. Such costs include fees to the investment adviser, shareholder servicing costs, trustees' fees and expenses, legal, accounting services, auditing fees, custodian fees, printing and supplies, registration fees, and others. Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to the net assets of each Portfolio.

                          PRICING OF PORTFOLIO SHARES

     The price of Portfolio shares is based on the Portfolio's net asset value
(NAV). All purchases, redemptions and exchanges will be processed at the NAV next calculated after a request is received and accepted by the Portfolio. The Portfolio's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern Standard time) each day that the NYSE is open. The NAV of Portfolio shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). In order to receive a day's price, the order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days of the date of acquisition are valued at amortized cost, which approximates market value.

                            DISTRIBUTIONS AND TAXES

     To avoid taxation, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.


     Each Portfolio intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.



     In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.



     If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


     Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.


     THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.

                              FINANCIAL HIGHLIGHTS


     The financial highlights tables are intended to help you understand each Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on a direct investment in the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product, and would be lower if they did.


     The information for the years ended December 31, 2002, 2001 and 2000 has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available on request at no charge, by calling 1-800-992-0180. The information for the prior years was audited by another firm.

                               USLICO SERIES FUND
                                STOCK PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                         FOR THE YEAR ENDED DECEMBER 31


                                                               2002     2001(2)    2000         1999      1998
PER SHARE OPERATING PERFORMANCE:                               ----     -------    ----         ----      ----
Net asset value, beginning of year                            $  7.32   $ 12.42   $ 16.06      $ 13.64   $ 13.50
Income (loss) from investment operations:
  Net investment income (loss)                                  -0.04     -0.05     -0.02         0.12      0.20
  Net realized and unrealized gains (losses) on investments     -2.32     -5.05     -3.18         3.93      0.62
                                                              -------   -------   -------      -------   -------
Total from investment operations                                -2.36     -5.10     -3.20         4.05      0.82
Distributions:
  Distribution of net investment income                            --        --        --        -0.13     -0.20
  Distribution of realized capital gains                           --        --     -0.44        -1.50     -0.48
                                                              -------   -------   -------      -------   -------
  Net asset value, end of year                                $  4.96   $  7.32   $ 12.42      $ 16.06   $ 13.64
                                                              =======   =======   =======      =======   =======
Total return(1)                                                -32.24%   -41.06%   -19.94%       30.08%     6.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000s)                                $10,140   $14,972   $26,513      $34,493   $27,774
Ratio of expenses to average net assets after reimbursement      0.90%     0.90%     0.62%        0.90%     0.75%
Ratio of expenses to average net assets prior to
  reimbursement                                                  1.47%     1.42%     0.87%        1.15%     1.00%
Ratio of net investment income (loss) to average net assets     -0.59%    -0.61%    -0.11%        0.84%     1.49%
Portfolio turnover rate                                           418%      510%      365%         306%      172%


------------------

(1) Total return is calculated assuming reinvestments of all dividends and capital gain distributions at net asset value.

(2) Effective May 11, 2001, ING Investments, LLC ceased serving as sub-adviser to the Portfolio and began serving as Investment Manager to the Portfolio.

                               USLICO SERIES FUND
                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                         FOR THE YEAR ENDED DECEMBER 31


                                                               2002    2001(2)       2000        1999     1998
PER SHARE OPERATING PERFORMANCE:                               ----    -------       ----        ----     ----
Net asset value, beginning of year                            $ 1.00   $ 1.00       $ 1.00      $ 1.00   $ 1.00
Income from investment operations:
  Net investment income                                         0.01     0.03         0.05        0.04     0.05
  Net realized and unrealized gains (losses) on investments       --       --           --          --       --
                                                              ------   ------       ------      ------   ------
Total from investment operations                                0.01     0.03         0.05        0.04     0.05
Distributions:
  Distribution of net investment income                        -0.01    -0.03        -0.05       -0.04    -0.05
  Distribution of realized capital gains                          --       --           --          --       --
                                                              ------   ------       ------      ------   ------
  Net asset value, end of year                                $ 1.00   $ 1.00       $ 1.00      $ 1.00   $ 1.00
                                                              ======   ======       ======      ======   ======
Total return(1)                                                 0.88%    3.14%        5.59%       5.00%    5.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000s)                                $6,450   $6,400       $6,331      $6,058   $5,964
Ratio of expenses to average net assets after reimbursement     0.78%    0.90%        0.90%       0.90%    0.75%
Ratios of expenses to average net assets prior to
  reimbursement                                                 1.03%    1.63%        1.34%       1.15%    1.00%
Ratio of net investment income to average net assets            0.97%    3.13%        5.45%       4.27%    4.79%
Portfolio turnover rate                                          N/A      N/A          N/A         N/A      N/A


------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.

(2) Effective May 11, 2001, ING Investments, LLC became Investment Manager to the Portfolio.

                               USLICO SERIES FUND
                                 BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                         FOR THE YEAR ENDED DECEMBER 31


                                                               2002    2001(2)       2000        1999     1998
PER SHARE OPERATING PERFORMANCE:                               ----    -------       ----        ----     ----
Net asset value, beginning of year                            $ 9.41   $ 9.21       $ 9.01      $ 9.74   $10.00
Income (loss) from investment operations:
  Net investment income                                         0.39     0.48         0.40        0.46     0.55
  Net realized and unrealized gains (losses) on investments     0.35     0.11         0.20       -0.73    -0.13
                                                              ------   ------       ------      ------   ------
Total from investment operations                                0.74     0.59         0.60       -0.27     0.42
Distributions:
  Distribution of net investment income                        -0.40    -0.39        -0.40       -0.46    -0.55
  Distribution of realized capital gains                          --       --           --          --    -0.13
                                                              ------   ------       ------      ------   ------
  Net asset value, end of year                                $ 9.75   $ 9.41       $ 9.21      $ 9.01   $ 9.74
                                                              ======   ======       ======      ======   ======
Total return(1)                                                 8.07%    6.47%        6.74%      -2.87%    4.30%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000s)                                $3,086   $2,846       $2,881      $2,765   $2,832
Ratio of expenses to average net assets after reimbursement     0.89%    0.90%        0.90%       0.90%    0.75%
Ratio of expenses to average net assets prior to
  reimbursement                                                 1.37%    2.15%        1.83%       1.15%    1.00%
Ratio of net investment income to average net assets            4.20%    5.02%(3)     4.30%       4.88%    5.50%
Portfolio turnover rate                                          159%     215%          49%         46%      91%


------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.

(2) Effective May 11, 2001, ING Investments, LLC became Investment Manager to the Portfolio.

(3) Had the Bond Portfolio not amortized premiums and accreted discounts the ratio of net investment income to average net assets would have been 4.56%.

                               USLICO SERIES FUND
                           ASSET ALLOCATION PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                         FOR THE YEAR ENDED DECEMBER 31


                                                               2002     2001(2)    2000      1999      1998
PER SHARE OPERATING PERFORMANCE:                               ----     -------    ----      ----      ----
Net asset value, beginning of year                            $  8.64   $ 11.04   $ 12.68   $ 11.92   $ 11.98
Income (loss) from investment operations:
  Net investment income                                          0.19      0.22      0.18      0.31      0.39
  Net realized and unrealized gains (losses) on investments     -0.94     -2.43     -1.41      1.48      0.27
                                                              -------   -------   -------   -------   -------
Total from investment operations                                -0.75     -2.21     -1.23      1.79      0.66
Distributions:
  Distribution of net investment income                         -0.25     -0.19     -0.18     -0.31     -0.39
  Distribution of realized capital gains                           --        --     -0.23     -0.72     -0.33
                                                              -------   -------   -------   -------   -------
  Net asset value, end of year                                $  7.64   $  8.64   $ 11.04   $ 12.68   $ 11.92
                                                              =======   =======   =======   =======   =======
Total return(1)                                                 -8.72%   -20.09%    -9.80%    15.10%     5.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000s)                                $11,603   $12,752   $15,591   $18,180   $16,335
Ratio of expenses to average net assets after reimbursement      0.90%     0.90%     0.90%     0.90%     0.75%
Ratio of expenses to average net assets prior to
  reimbursement                                                  1.34%     1.76%     1.18%     1.15%     1.00%
Ratio of net investment income to average net assets             2.42%     2.37%(3)    1.44%    2.58%    3.19%
Portfolio turnover rate                                           258%      354%      243%      227%      136%


------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.

(2) Effective May 11, 2001, ING Investments, LLC ceased serving as sub-adviser to the stock portfolio and the equity portion of the Asset Allocation Portfolio and began serving as Investment Manager to all of the Portfolios.

(3) Had the Asset Allocation Portfolio not amortized premiums and accreted discounts the ratio of net investment income to average net assets would have been 2.09%.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOR MORE INFORMATION

If you would like more information about the USLICO Series
Fund and its four Portfolios, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORT TO POLICY OWNERS

Additional information about the Fund's investments, including a list of its Portfolios' holdings, is available in the Fund's Annual and Semi-Annual reports to Policy owners, which are incorporated herein by reference. In the Fund's Annual Report, you will find, except for the Money Market Portfolio, a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its most recent fiscal year the Financial Statements and the Auditors' Reports (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund and is incorporated herein by reference. A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

To receive a free copy of the latest Annual or Semi-Annual report or the SAI, or to request additional information or make inquiries about the Fund, please contact us as follows:

USLICO SERIES FUND
c/o ING Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

This information may also be reviewed or obtained from the U.S. Securities and Exchange Commission SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's
Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Fund's
SEC file number. The file number is as follows:

File number 811-05451


          [ING FUNDS LOGO]         USLICOPRO50503-050103

                               USLICO SERIES FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2003

               USLICO Series Fund (the "Fund") is an open-end, diversified management investment company consisting of four series: the Stock Portfolio; the Money Market Portfolio; the Bond Portfolio; and the Asset Allocation Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). ING Investments, LLC ("ING Investments" or the "Investment Manager"), formerly ING Pilgrim Investments, LLC, ("ING Pilgrim") serves as investment adviser to each of the four Portfolios.

               The Statement of Additional Information ("SAI") is intended to supplement the information provided to investors in the Prospectus dated May 1, 2003, of the Fund, and has been filed with the Securities and Exchange Commission as part of the Fund's Registration Statement. This SAI is not itself a prospectus and should be read carefully in conjunction with the Fund's Prospectus and retained for future reference. The contents of this SAI are incorporated by reference in the Prospectus in their entirety. In addition, the financial statements from the Annual Report dated December 31, 2002, are incorporated herein by reference. A copy of the Prospectus may be obtained free of charge from the Fund at the address and telephone number listed below.

                               USLICO Series Fund
                                  c/o ING Funds
                         7337 East Doubletree Ranch Road
                            Scottsdale, AZ 85258-2034
                                 (800) 992-0180

                                TABLE OF CONTENTS

INTRODUCTION................................................................................       1

GENERAL INFORMATION.........................................................................       1

INVESTMENT RESTRICTIONS.....................................................................       1

ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE TO THE MONEY MARKET AND BOND PORTFOLIOS.......       2

ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE TO THE STOCK AND BOND PORTFOLIOS..............       3

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES.........................................       3

   Mortgage-Related Securities..............................................................       3
   Bank Obligations.........................................................................       4
   Corporate Debt Securities................................................................       4
   Commercial Paper.........................................................................       4
   Repurchase Agreements....................................................................       4
   Options..................................................................................       5
   Risks Associated With Call Options On Securities.........................................       6
   Temporary Defensive Policy...............................................................       6

MANAGEMENT OF THE FUND......................................................................       6

   Trustees.................................................................................       6
   Standing Committees of the Fund..........................................................      15
   Compensation of Trustees.................................................................      16
   Trustee Ownership of Securities..........................................................      19
   Independent Trustee Ownership of Securities..............................................      19

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................................      21

THE INVESTMENT MANAGER......................................................................      21

DISTRIBUTION OF FUND SHARES.................................................................      24

   Suspension of Redemptions................................................................      24

CUSTODIAN...................................................................................      25

ADMINISTRATION AGREEMENT....................................................................      25

LEGAL COUNSEL...............................................................................      25

INDEPENDENT AUDITORS........................................................................      25

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................................      26

   Brokerage and Research Services..........................................................      26
   Portfolio Turnover.......................................................................      27

NET ASSET VALUE.............................................................................      27

CALCULATION OF PERFORMANCE DATA.............................................................      30

THE MONEY MARKET PORTFOLIO YIELD............................................................      30

THE BOND PORTFOLIO, THE STOCK PORTFOLIO, THE ASSET ALLOCATION PORTFOLIO - SEC 30 DAY YIELD..      31

THE STOCK PORTFOLIO, THE BOND PORTFOLIO, AND THE ASSET ALLOCATION PORTFOLIO - AVERAGE ANNUAL
TOTAL RETURN................................................................................      31

PERFORMANCE COMPARISONS.....................................................................      31

TAXATION....................................................................................      32

   Distributions............................................................................      34

ADDITIONAL INFORMATION......................................................................      34

   Shareholder Meetings.....................................................................      34
   Liability................................................................................      34
   Code of Ethics...........................................................................      35
   Independent Auditors.....................................................................      35
   Experts..................................................................................      35

FINANCIAL STATEMENTS........................................................................      35

APPENDIX A.................................................................................      A-1

APPENDIX B.................................................................................      B-1

                                  INTRODUCTION

                  This SAI is designed to elaborate upon the discussion of certain securities and investment strategies which are described in the Prospectus. The more detailed information contained herein is intended solely for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of the Fund's securities and investment strategies.

                  No person has been authorized to give any information or to make any representations other than those contained in this SAI or the Prospectus dated May 1, 2003, and, if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This SAI does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of this SAI at any time shall not imply that there has been no change in the affairs of the Fund since the date hereof.

                               GENERAL INFORMATION

                  The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act") and consists of four separate Portfolios, each of which has its own investment objectives and policies. The Fund was organized as a business trust under the laws of Massachusetts on January 19, 1988. On January 17, 1995, ReliaStar United Services Life Insurance Company (hereinafter "RUSL" and formerly known as "United Services Life Insurance Company") and ReliaStar Life Insurance Company of New York (herein after "RLNY" and formerly known as "ReliaStar Bankers Security Life Insurance Company" and "Bankers Security Life Insurance Society") became wholly owned subsidiaries of ReliaStar Financial Corp. ("ReliaStar"), previously the NWNL Companies, Inc., an insurance holding company based in Minneapolis, Minnesota. On December 31, 1998, RUSL was merged into ReliaStar Life Insurance Company ("RL"). On September 1, 2000, ING Groep N.V. (NYSE: ING) acquired ReliaStar. ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

                  Shares of the Portfolios are sold only to separate accounts of RL and RLNY to serve as the investment medium for variable life insurance policies issued by these companies. Each Portfolio share outstanding represents a beneficial interest in the respective Portfolio and carries a par value of $.001. The Fund has an unlimited number of shares authorized. All shares are non-assessable and fully transferable when issued and paid for in accordance thereof. The Fund sends its contract holders annual audited financial statements and six-month unaudited financial statements.

                             INVESTMENT RESTRICTIONS

                  Each Portfolio's investment objective, together with the investment restrictions set forth below, are fundamental policies of each Portfolio and may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting shares of that Portfolio. The vote of a majority of the outstanding voting securities of a Portfolio means the vote at an annual or special meeting of (i) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding securities of such portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such Portfolio, whichever is less.

                  Unless otherwise stated, each of the following policies applies to each of the Portfolios. An existing Portfolio may not:

      1. Purchase securities on margin or make short sales;

      2. Invest more than 25% of its total assets in securities of any one particular industry nor invest more than 5% of its assets in any one issuer, except that these restrictions do not apply to investments in U.S.

Government securities and the 25% limit do not apply to the Money Market or Bond Portfolios for securities or obligations issued by U.S. banks;

      3. Invest in more than 10% of any issuer's outstanding voting securities;

      4. Invest in securities of other investment companies;

      5. Participate in the underwriting of securities;

      6. Borrow, pledge, or hypothecate its assets, except that a Portfolio may borrow from banks for temporary purposes, but any such borrowing is limited to an amount equal to 25% of a Portfolio's net assets and a Portfolio will not purchase additional securities while borrowing funds in excess of 5% of that Portfolio's net assets;

      7. Invest for the purpose of exercising control over any company;

      8. Invest in commodities or commodity contracts;

      9. Purchase warrants, or write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, except the Stock and Asset Allocation Portfolios may write covered call options as described in their sections;

      10. Make investments in real estate or mortgages except that a Portfolio may purchase readily marketable securities of companies holding real estate or interest therein, or in oil, gas, or development programs;

      11. Purchase securities having legal or contractual restrictions on resale;

      12. Make any loans of securities or cash, except that a Portfolio may, consistent with its investment objective and policies, (i) invest in debt obligations including bonds, debentures, or other debt securities, bank and other depository institution obligations, and commercial paper, even though the purchase of such obligations may be deemed the making of loans, and (ii) enter into repurchase agreements;

      13. Issue senior securities; and

      14. Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days or in portfolio securities that are not readily marketable.

                  ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE
                     TO THE MONEY MARKET AND BOND PORTFOLIOS

      The Fund has adopted the following investment restrictions applicable only to the Money Market and Bond Portfolios under which such Portfolios may not do the following:

      I. Invest in common stocks or other equity securities; and

      II. Invest in securities of companies, which, together with predecessor companies, have a record of less than five years continuous operations.

      If a percentage restriction is adhered to at the time of an investment for any Portfolio, a later increase or decrease in percentage resulting from a change in the value of portfolio securities or the amount of the Portfolio's net assets will not be considered a violation of any of the foregoing restrictions.

                  ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE
                        TO THE STOCK AND BOND PORTFOLIOS


                  The Stock and Bond Portfolios have adopted the following non-fundamental policies, which by Rule 35d-1 may be changed without the approval of the majority of the outstanding shares of the
         Portfolio:


                  The Stock Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.


                  The Bond Portfolio has also adopted a non-fundamental policy as required under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in investment-grade fixed-income securities. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.


                       DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

MORTGAGE-RELATED SECURITIES

                  The Bond and Asset Allocation Portfolios may invest in GNMA certificates and FNMA and FHLMC mortgage-backed obligations. Mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations.

                  GNMA Certificates: GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans for which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

                  FNMA and FHLMC Mortgage-Backed Obligations: Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. Government.

         FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.

BANK OBLIGATIONS

                  Bank obligations in which all Portfolios may invest include certificates of deposit, bankers' acceptances and fixed time deposits.

                  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which are dependent upon the market conditions and the remaining maturity of obligations. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

                  A Portfolio will not invest in any security issued by a commercial bank unless the bank is federally chartered and has total assets of at least U.S. $1 billion, or the equivalent in other currencies. All Portfolios may invest in obligations of savings banks. A Portfolio will not invest in any security issued by a savings bank unless such institution is federally chartered and has total assets of at least $1 billion.

CORPORATE DEBT SECURITIES

                  All Portfolios may invest in corporate debt securities or obligations. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may also be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

COMMERCIAL PAPER

                  All of the Portfolios may invest in commercial paper (including variable amount master demand notes) issued by U.S. corporations (1) that have the rating designated for the applicable Portfolio as described in the Prospectus, or (2) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

REPURCHASE AGREEMENTS


                  Each Portfolio may enter into repurchase agreements with respect to its portfolio securities. Such agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Portfolio acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Manager or sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Portfolio holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Portfolio's rights with respect to such securities to be delayed or limited. To mitigate this risk, each Portfolio may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency. A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements together with any other securities which are not readily marketable, would exceed ten percent (10%) of the total assets of the Portfolio.

OPTIONS

                  In pursuing their investment objectives, the Stock and Asset Allocation Portfolios may engage in the writing of call options on debt securities.

                  Writing Options on Securities: The Portfolios may write (sell) call options on debt or other securities in standardized contracts traded on national securities exchanges or boards of trade.

                  A call option on a security is a contract that gives the holder of the call, in return for a premium, the right to buy the underlying security from the writer of the option at a specified exercise price at any time during the term of the option. The writer of a call option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price.

                  A Portfolio may write call options only if they are "covered" or "secured". In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Portfolio.

                  If an option written by a Portfolio expires unexercised, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires unexercised, the Portfolio realized a capital loss equal to the premium paid.

                  A Portfolio may purchase a call only in a "closing purchase transaction" to terminate its obligation on a call that it has written. Prior to the earlier of exercise or expiration of the call, an option may be closed out by an offsetting purchase of a call option of the same series (type, exchange, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase transaction can be effected when the Portfolio desires.

                  A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. The principal factors affecting the market value of a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

                  The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of the option is marked-to-market daily and is valued at the closing price on the exchange or board of trade on which it is traded, or, if no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH CALL OPTIONS ON SECURITIES

                  There are several risks associated with writing call options on securities. For example, there are significant differences between the securities and option markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use a call option involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

                  There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out a covered call option it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As a writer of a covered call option, a Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

                  If trading were suspended in an option written by a Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased.

TEMPORARY DEFENSIVE POLICY

                  Each Portfolio will retain a flexible approach to the investment of funds and the Portfolio's composition may vary with the economic outlook. The Portfolio may invest in U.S. Governmental securities, commercial paper, and other money market instruments, including repurchase agreements maturing in seven days or less. When, in the judgment of the Investment Manager, current cash needs or market or economic conditions warrant a temporary defensive position, the Portfolio may invest to a greater degree in such short-term U.S. Government securities, commercial paper, and other money market instruments. Taking temporary defensive positions may reduce the chances of the Portfolio achieving its investment objectives.

                             MANAGEMENT OF THE FUND

                  The business and affairs of the Fund are managed under the direction of its Board of Trustees according to applicable laws of the Commonwealth of Massachusetts and the Fund's Declaration and Agreement of Trust.

TRUSTEES

                  The Trustees of the Fund are listed on the table below. Unless otherwise noted, the mailing address of the Trustees is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034. The Board of Trustees governs the Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

Set forth on the following page is information regarding the Trustees of the Fund.

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                POSITION(S)    TERM OF OFFICE                                    FUND COMPLEX        OTHER
                                 HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATION(S) -       OVERSEEN BY     DIRECTORSHIPS
     NAME, ADDRESS AND AGE         FUND        TIME SERVED(1)     DURING THE PAST 5 YEARS          TRUSTEE      HELD BY TRUSTEE
     ---------------------         ----        --------------     -----------------------          -------      ---------------
INDEPENDENT TRUSTEES
PAUL S. DOHERTY                 Trustee       October 1999 -    Mr. Doherty is President and          107       Trustee, GCG
7337 E. Doubletree Ranch Rd.                  Present           Partner, Doherty, Wallace,                      Trust (February
Scottsdale, Arizona 85258                                       Pillsbury and Murphy, P.C.,                     2002 - Present).
Date of Birth:  04/28/1934                                      Attorneys (1996  - Present);
                                                                Director, Tambrands, Inc.
                                                                (1993 - 1998); and Trustee of
                                                                each of the funds managed by
                                                                Northstar Investment
                                                                Management Corporation (1993
                                                                - 1999).

J. MICHAEL EARLEY               Trustee       February 2002 -   President and Chief Executive         107       Trustee, GCG
7337 E. Doubletree Ranch Rd.                  Present           Officer, Bankers Trust                          Trust (1997 -
Scottsdale, Arizona 85258                                       Company, N.A. (1992 -                           Present).
Date of Birth:  05/02/1945                                      Present).

R. BARBARA GITENSTEIN           Trustee       February 2002 -   President, College of New             107       Trustee, GCG
7337 E. Doubletree Ranch Rd.                  Present           Jersey (1999 - Present).                        Trust (1997 -
Scottsdale, Arizona 85258                                       Formerly, Executive Vice                        Present).
Date of Birth:  02/18/1948                                      President and Provost, Drake
                                                                University (1992 - 1998).

WALTER H. MAY                   Trustee       October 1999 -    Retired.  Formerly, Managing          107       Trustee, GCG
7337 E. Doubletree Ranch Rd.                  Present           Director and Director of                        Trust (February
Scottsdale, Arizona 85258                                       Marketing, Piper Jaffray,                       2002 - Present)
Date of Birth:  2/21/1936                                       Inc.; Trustee of each of the                    and Best Prep
                                                                funds managed by Northstar                      Charity (1991 -
                                                                Investment Management                           Present).
                                                                Corporation (1996 - 1999).

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                POSITION(S)    TERM OF OFFICE                                    FUND COMPLEX        OTHER
                                 HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATION(S) -       OVERSEEN BY     DIRECTORSHIPS
     NAME, ADDRESS AND AGE         FUND        TIME SERVED(1)     DURING THE PAST 5 YEARS          TRUSTEE      HELD BY TRUSTEE
     ---------------------         ----        --------------     -----------------------          -------      ---------------
JOCK PATTON                     Trustee       August 1995 -     Private Investor (June 1997 -         107       Trustee, GCG
7337 E. Doubletree Ranch Rd.                  Present           Present).  Formerly, Director                   Trust (February
Scottsdale, Arizona 85258                                       and Chief Executive Officer,                    2002 - Present);
Date of Birth:  12/11/1945                                      Rainbow Multimedia Group,                       Director,
                                                                Inc. (January 1999 - December                   Hypercom, Inc.
                                                                2001); Director of Stuart                       (January 1999 -
                                                                Entertainment, Inc.; Director                   Present); JDA
                                                                of Artisoft, Inc. (1994 -                       Software Group,
                                                                1998).                                          Inc. (January
                                                                                                                1999 - Present);
                                                                                                                Buick of
                                                                                                                Scottsdale, Inc.;
                                                                                                                National
                                                                                                                Airlines, Inc.;
                                                                                                                BG Associates,
                                                                                                                Inc.; BK
                                                                                                                Entertainment,
                                                                                                                Inc.; and Arizona
                                                                                                                Rotorcraft, Inc.


DAVID W.C. PUTNAM               Trustee       October 1999 -    President and Director, F.L.          107       Trustee, GCG
7337 E. Doubletree Ranch Rd.                  Present           Putnam Securities Company,                      Trust (February
Scottsdale, Arizona 85258                                       Inc. and its affiliates;                        2002 - Present),
Date of Birth:  10/08/1939                                      President, Secretary and                        Anchor
                                                                Trustee, The Principled                         International
                                                                Equity Market Fund.                             Bond Trust
                                                                Formerly, Trustee, Trust                        (December 2000 -
                                                                Realty Corp.; Anchor                            Present); F.L.
                                                                Investment Trust; Bow Ridge                     Putnam Foundation
                                                                Mining Company and each of                      (December 2000 -
                                                                the funds managed by                            Present);
                                                                Northstar Investment                            Progressive
                                                                Management Corporation (1994                    Capital
                                                                - 1999).                                        Accumulation
                                                                                                                Trust (August
                                                                                                                1998 - Present);
                                                                                                                Principled Equity
                                                                                                                Market Fund
                                                                                                                (November 1996 -
                                                                                                                Present), Mercy
                                                                                                                Endowment
                                                                                                                Foundation (1995
                                                                                                                - Present);
                                                                                                                Director, F.L.
                                                                                                                Putnam Investment
                                                                                                                Management
                                                                                                                Company (December
                                                                                                                2001 - Present);
                                                                                                                Asian American
                                                                                                                Bank and Trust
                                                                                                                Company (June
                                                                                                                1992 - Present);
                                                                                                                and Notre Dame
                                                                                                                Health Care
                                                                                                                Center (1991 -
                                                                                                                Present) F.L.
                                                                                                                Putnam Securities
                                                                                                                Company, Inc.
                                                                                                                (June 1978 -
                                                                                                                Present); and an
                                                                                                                Honorary Trustee,
                                                                                                                Mercy Hospital
                                                                                                                (1973 - Present).

BLAINE E. RIEKE                 Trustee       February 2001 -   General Partner, Huntington           107       Trustee, GCG
7337 E. Doubletree Ranch Rd.                  Present           Partners (January 1997 -                        Trust (February
Scottsdale, Arizona 85258                                       Present).  Chairman of the                      2002 - Present)
Date of Birth:  09/10/1933                                      Board and Trustee of each of                    and Morgan Chase
                                                                the funds managed by ING                        Trust Co.
                                                                Investment Management Co. LLC                   (January 1998 -
                                                                (November 1998 - February                       Present).
                                                                2001).

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                POSITION(S)    TERM OF OFFICE                                    FUND COMPLEX        OTHER
                                 HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATION(S) -       OVERSEEN BY     DIRECTORSHIPS
     NAME, ADDRESS AND AGE         FUND        TIME SERVED(1)     DURING THE PAST 5 YEARS          TRUSTEE      HELD BY TRUSTEE
     ---------------------         ----        --------------     -----------------------          -------      ---------------
ROGER B. VINCENT                Trustee       February 2002 -   President, Springwell                 107       Trustee, GCG
7337 E. Doubletree Ranch Rd.                  Present           Corporation (1989 -                             Trust (1994 -
Scottsdale, Arizona 85258                                       Present).  Formerly,                            Present); and
Date of Birth:  08/26/1945                                      Director, Tatham Offshore,                      Director,
                                                                Inc. (1996 - 2000).                             AmeriGas Propane,
                                                                                                                Inc. (1998 -
                                                                                                                Present).
RICHARD A. WEDEMEYER            Trustee       February 2001 -   Retired.  Mr. Wedemeyer was           107       Trustee, GCG
7337 E. Doubletree Ranch Rd.                  Present           formerly Vice President -                       Trust (February
Scottsdale, Arizona 85258                                       Finance and Administration,                     2002 - Present)
DATE OF BIRTH:  03/23/1936                                      Channel Corporation (June                       and Touchstone
                                                                1996 - April 2002).                             Consulting Group
                                                                Formerly, Vice President,                       (1997 - Present).
                                                                Operations and
                                                                Administration, Jim Henson
                                                                Productions (1979 - 1997);
                                                                Trustee, First Choice Funds
                                                                (1997 - 2001); and of each of
                                                                the funds managed by ING
                                                                Investment Management Co. LLC
                                                                (1998 - 2001).
TRUSTEES WHO ARE
"INTERESTED PERSONS"

THOMAS J. MCINERNEY(2)          Trustee       February 2001 -   Chief Executive Officer, ING          161       Trustee, GCG
7337 E. Doubletree Ranch Rd.                  Present           U.S. Financial Services                         Trust (February
Scottsdale, Arizona 85258                                       (September 2001 - Present);                     2002 - Present);
Date of Birth:  05/05/1956                                      General Manager and Chief                       Director, ,
                                                                Executive Officer, ING U.S.                     Equitable Life
                                                                Worksite Financial Services                     Insurance Co.,
                                                                (December 2000 - Present);                      Golden American
                                                                Member, ING Americas                            Life Insurance
                                                                Executive Committee (2001 -                     Co., Life
                                                                Present); President, Chief                      Insurance Company
                                                                Executive Officer and                           of Georgia,
                                                                Director of Northern Life                       Midwestern United
                                                                Insurance Company (March 2001                   Life Insurance
                                                                - October 2002), ING Aeltus                     Co., ReliaStar
                                                                Holding Company, Inc. (2000 -                   Life Insurance
                                                                Present), ING Retail Holding                    Co., Security
                                                                Company (1998 - Present), ING                   Life of Denver,
                                                                Life Insurance and Annuity                      Security
                                                                Company (September 1997 -                       Connecticut Life
                                                                November 2002) and ING                          Insurance Co.,
                                                                Retirement Holdings, Inc.                       Southland Life
                                                                (1997 - Present).  Formerly,                    Insurance Co.,
                                                                                                                USG Annuity and
                                                                                                                Life Company, and
                                                                                                                United Life and
                                                                                                                Annuity Insurance
                                                                                                                Co. Inc (March
                                                                                                                2001 - Present);
                                                                                                                Director,

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                POSITION(S)    TERM OF OFFICE                                    FUND COMPLEX        OTHER
                                 HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATION(S) -       OVERSEEN BY     DIRECTORSHIPS
     NAME, ADDRESS AND AGE         FUND        TIME SERVED(1)     DURING THE PAST 5 YEARS          TRUSTEE      HELD BY TRUSTEE
     ---------------------         ----        --------------     -----------------------          -------      ---------------
                                                                General Manager and Chief                       Ameribest Life
                                                                Executive Officer, ING                          Insurance Co.,
                                                                Worksite Division (December                     (March 2001 to
                                                                2000 - October 2001),                           January 2003);
                                                                President, ING-SCI, Inc.                        Director, First
                                                                (August 1997 - December                         Columbine Life
                                                                2000); President, Aetna                         Insurance Co.
                                                                Financial Services (August                      (March 2001 to
                                                                1997 - December 2000);                          December 2002);
                                                                                                                Member of the
                                                                                                                Board, National
                                                                                                                Commission on
                                                                                                                Retirement
                                                                                                                Policy,
                                                                                                                Governor's
                                                                                                                Council on
                                                                                                                Economic
                                                                                                                Competitiveness
                                                                                                                and Technology of
                                                                                                                Connecticut,
                                                                                                                Connecticut
                                                                                                                Business and
                                                                                                                Industry
                                                                                                                Association,
                                                                                                                Bushnell;
                                                                                                                Connecticut
                                                                                                                Forum; Metro
                                                                                                                Hartford Chamber
                                                                                                                of Commerce; and
                                                                                                                is Chairman,
                                                                                                                Concerned
                                                                                                                Citizens for
                                                                                                                Effective
                                                                                                                Government.

John G. Turner(3)               Chairman and  October 1999 -    Chairman, Hillcrest Capital           107       Trustee, GCG;
7337 E. Doubletree Ranch Rd.    Trustee       Present           Partners (May 2002-Present);                    Director, Hormel
Scottsdale, Arizona 85258                                       President, Turner Investment                    Foods Corporation
DATE OF BIRTH:  10/03/1939                                      Company (January 2002 -                         (March 2000 -
                                                                Present).  Mr. Turner was                       Present); Shopko
                                                                formerly Vice Chairman of ING                   Stores, Inc.
                                                                Americas (2000 - 2002);                         (August 1999 -
                                                                Chairman and Chief Executive                    Present); and
                                                                Officer of ReliaStar                            M.A. Mortenson
                                                                Financial Corp. and ReliaStar                   Company (March
                                                                Life Insurance Company (1993                    2002 - Present).
                                                                - 2000); Chairman of
                                                                ReliaStar United Services
                                                                Life Insurance Company (1995
                                                                - 1998); Chairman of
                                                                ReliaStar Life Insurance
                                                                Company of New York (1995 -
                                                                2001); Chairman of Northern
                                                                Life Insurance Company (1992
                                                                - 2001); Chairman and Trustee
                                                                of the Northstar affiliated
                                                                investment companies (1993 -
                                                                2001) and Director, Northstar
                                                                Investment Management
                                                                Corporation and its
                                                                affiliates (1993 - 1999).



(1)   Trustees serve until their successors are duly elected and qualified







(2) Mr. McInerney is an "interested person," as defined by the Investment Company Act of 1940, as amended (the "1940 Act") because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC



(3) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

OFFICERS

            Information about the Fund's officers are set forth in the table below:


                                                                TERM OF OFFICE AND                PRINCIPAL OCCUPATION(S)
                                                                LENGTH OF TIME SERVED                  DURING THE
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE FUND    (1)(2)(3)                           LAST FIVE YEARS (3)
---------------------           ----------------------------    ---------                           -------------------
James M. Hennessy               President, Chief Executive      March 2002 - Present         President and Chief Executive
7337 E. Doubletree Ranch Rd.    Officer and Chief Operating     (for the ING Funds)          Officer, ING Capital Corporation,
Scottsdale, Arizona 85258       Officer                                                      LLC, ING Funds Services, LLC, ING
Date of Birth:  04/09/1949                                                                   Advisors, Inc., ING Investments, LLC,
                                President, Chief Executive      February 2001 - March 2002   Lexington Funds Distributor, Inc.,
                                Officer and Chief Operating     (for the Pilgrim Funds)      Express America TC, Inc. and EAMC
                                Officer                                                      Liquidation Corp. (December 2001 -
                                                                                             Present); Executive Vice President
                                Chief Operating Officer         June 2000 - February 2001    and Chief Operating Officer and  ING
                                                                (for the Pilgrim Funds)      Funds Distributor, LLC (June 2000 -
                                                                                             Present).  Formerly, ING Quantitative
                                                                                             Management, Inc. (October 2001 -
                                                                                             September 2002), Senior Executive
                                                                                             Vice President (June 2000 - December
                                                                                             2000) and Secretary (April 1995 -
                                                                                             December 2000), ING Capital
                                                                                             Corporation, LLC, ING Funds Services,
                                                                                             LLC, ING Investments, LLC, ING
                                                                                             Advisors, Inc., Express America TC,
                                                                                             Inc. and EAMC Liquidation Corp.;
                                                                                             Executive Vice President, ING Capital
                                                                                             Corporation, LLC and its affiliates
                                                                                             (May 1998 - June 2000); and Senior
                                                                                             Vice President, ING Capital
                                                                                             Corporation, LLC and its affiliates
                                                                                             (April 1995 - April 1998).


Stanley D. Vyner                Executive Vice President        March 2002 - Present         Executive Vice President, ING
7337 E. Doubletree Ranch Rd.                                    (for the ING Funds)          Advisors, Inc. and ING Investments,
Scottsdale, Arizona 85258                                                                    LLC (July 2000 - Present) and Chief
Date of Birth:  05/14/1950                                      July 1996 - March 2002       Investment Officer of the
                                                                (for the international       International Portfolios, ING
                                                                portfolios of the            Investments, LLC (July 1996 -
                                                                Pilgrim Funds)               Present).  Formerly, President and
                                                                                             Chief Executive Officer, ING
                                                                                             Investments, LLC (August 1996 -
                                                                                             August 2000).


                                                                TERM OF OFFICE AND                PRINCIPAL OCCUPATION(S)
                                                                LENGTH OF TIME SERVED                  DURING THE
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE FUND    (1)(2)(3)                           LAST FIVE YEARS (3)
---------------------           ----------------------------    ---------                           -------------------
Michael J. Roland               Executive Vice President,       March 2002 - Present         Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.    Assistant Secretary and         (for the ING Funds)          Financial Officer and Treasurer, ING
Scottsdale, Arizona 85258       Principal Financial Officer                                  Funds Services, LLC, ING Funds
Date of Birth:  05/30/1958                                                                   Distributor, LLC, ING Advisors, Inc.,
                                Senior Vice President and       June 1998 - February 2002    ING Investments, LLC,  Inc.,
                                Chief Financial Officer         (for the Pilgrim Funds)      Lexington Funds Distributor, Inc.,
                                                                                             Express America TC, Inc. and EAMC
                                Chief Financial Officer         December 2002 - Present      Liquidation Corp. (December 2001 -
                                                                (for the IPI Funds)          Present).  Formerly, Executive Vice
                                                                                             President, Chief Financial Officer
                                                                                             and Treasurer ING Quantitative
                                                                                             Management (December 2001 - September
                                                                                             2002), Senior Vice President, ING
                                                                                             Funds Services, LLC, ING Investments,
                                                                                             LLC and ING Funds Distributor, LLC
                                                                                             (June 1998 - December 2001) and Chief
                                                                                             Financial Officer of Endeavor Group
                                                                                             (April 1997 - June 1998).

Robert S. Naka                  Senior Vice President and       March 2002 - Present         Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.    Assistant Secretary             (for the ING Funds)          Secretary, ING Funds Services, LLC,
Scottsdale, Arizona 85258                                                                    ING Funds Distributor, LLC, ING
Date of Birth:  06/17/1963      Senior Vice President and       November 1999 - March 2002   Advisors, Inc., ING Capital
                                Assistant Secretary             (for the Pilgrim Funds)      Corporation, LLC, ING Investments,
                                                                                             LLC  and Lexington Funds Distributor,
                                Assistant Secretary             July 1996 - November 1999    Inc. (December 2001 - Present).
                                                                (for the Pilgrim Funds)      Formerly, Senior Vice President and
                                                                                             Assistant Secretary, ING Quantitative
                                                                                             Management, Inc. (October 2001 -
                                                                                             September 2002), Vice President, ING
                                                                                             Investments, LLC (April 1997 -
                                                                                             October 1999), ING Funds Services,
                                                                                             LLC (February 1997 - August 1999) and
                                                                                             Assistant Vice President, ING Funds
                                                                                             Services, LLC (August 1995 - February
                                                                                             1997).

Robyn L. Ichilov                Vice President and Treasurer    March 2002 - Present         Vice President, ING Funds Services,
7337 E. Doubletree Ranch Rd.                                    (for the ING Funds)          LLC (October 2001 - Present) and ING
Scottsdale, Arizona 85258                                                                    Investments, LLC (August 1997 -
Date of Birth:  09/25/1967      Vice President and Treasurer    May 1998 - March 2002        Present); Accounting Manager, ING
                                                                (for the Pilgrim Funds)      Investments, LLC (November 1995 -
                                                                                             Present).
                                Vice President                  November 1997 - May 1998
                                                                (for the Pilgrim Funds)


Kimberly A. Anderson            Vice President and Secretary    March 2002 - Present         Vice President and Secretary, ING
7337 E. Doubletree Ranch Rd.                                    (for the ING Funds)          Funds Services, LLC, ING Funds
Scottsdale, Arizona 85258                                                                    Distributor, LLC, ING Advisors, Inc.,
                                                                                             ING Investments, LLC (October 2001 -
                                                                                             Present) and Lexington Funds
                                                                                             Distributor, Inc. (December 2001


                                                                TERM OF OFFICE AND                PRINCIPAL OCCUPATION(S)
                                                                LENGTH OF TIME SERVED                  DURING THE
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE FUND    (1)(2)(3)                           LAST FIVE YEARS (3)
---------------------           ----------------------------    ---------                           -------------------
Date of Birth:  07/25/1964                                      February 2001 - March 2002   - Present).  Formerly, Vice President,
                                                                (for the Pilgrim Funds)      ING Quantitative Management, Inc.
                                                                                             (October 2001 - September 2002);
                                                                                             Assistant Vice President, ING Funds
                                                                                             Services, LLC (November 1999 -
                                                                                             January 2001) and has held various
                                                                                             other positions with ING Funds
                                                                                             Services, LLC for more than the last
                                                                                             five years.

Sue Kinens                      Assistant Vice President        February 2003 - Present      Assistant Vice President and
7337 E. Doubletree Ranch Rd.    and Assistant Secretary         (for the ING Funds)          Assistant Secretary, ING Funds
Scottsdale, Arizona 85258                                                                    Services, LLC (December 2002 -
Date of Birth:  12/31/1976                                                                   Present); and has held various other
                                                                                             positions with ING Funds Services,
                                                                                             LLC for the last five years.

Lauren D. Bensinger             Vice President                  February 2003 - Present      Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                    (for the ING Funds)          Officer (July, 1995 to Present), ING
Scottsdale, Arizona 85258                                                                    Funds Distributor, LLC. (formerly ING
Date of Birth:  2-6-1954                                                                     Funds Distributor, Inc. and ING
                                                                                             Pilgrim Securities, Inc.); Vice
                                                                                             President (February, 1996 to Present)
                                                                                             and Chief Compliance Officer
                                                                                             (October, 2001 to Present) ING
                                                                                             Investments, LLC (formerly ING
                                                                                             Pilgrim Investments, LLC and ING
                                                                                             Investments, Inc.); Vice President
                                                                                             and Chief Compliance Officer (July
                                                                                             2000 to Present), ING Advisors, Inc.
                                                                                             (formerly ING Pilgrim Advisors, Inc.)
                                                                                             and Vice President (July 1995 to
                                                                                             Present) ING Fund Services, LLC
                                                                                             (formerly ING Pilgrim Group, LLC).

Todd Modic                      Assistant Vice President        April 2002 - Present         Director of Financial Reporting, ING
7337 E. Doubletree Ranch Rd.                                    (for the ING Funds)          Investments, LLC (March 2001 -
Scottsdale, Arizona 85258                                                                    Present).  Formerly, Vice President
DATE OF BIRTH:  11/03/1967                                      March 2002 - Present         and Chief Compliance Officer (July
                                                                (for certain ING Funds)      2000 to September 2002) ING
                                                                                             Quantitative Management, Inc.
                                                                August 2001 - March 2002     (formerly ING Pilgrim Quantitative
                                                                (for the Pilgrim Funds)      Management, Inc and Market Systems
                                                                                             Research Advisors, Inc. ), Director
                                                                                             of Financial Reporting, Axient
                                                                                             Communications, Inc. (May 2000 -
                                                                                             January 2001) and Director of
                                                                                             Finance, Rural/Metro Corporation
                                                                                             (March 1995 - May 2000).

Maria M. Anderson               Assistant Vice President        April 2002 - Present         Assistant Vice President, ING Funds
7337 E. Doubletree Ranch Rd.                                    (for the ING Funds)          Services, LLC (October 2001 -
Scottsdale, Arizona 85258                                                                    Present).  Formerly, Manager of Fund
Date of Birth:  05/29/1958                                      March 2002 - April 2002      Accounting and Fund Compliance, ING
                                                                (for certain ING Funds)      Investments, LLC (September 1999 -
                                                                                             November 2001); Section Manager of
                                                                August 2001 - March 2002     Fund Accounting, Stein Roe Mutual
                                                                (for the Pilgrim Funds)      Funds (July 1998 - August 1999); and
                                                                                             Financial Reporting Analyst, Stein
                                                                                             Roe Mutual Funds (August 1997 - July
                                                                                             1998).


                                                                TERM OF OFFICE AND                PRINCIPAL OCCUPATION(S)
                                                                LENGTH OF TIME SERVED                  DURING THE
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE FUND    (1)(2)(3)                           LAST FIVE YEARS (3)
---------------------           ----------------------------    ---------                           -------------------
Jeffrey Bernstein               Senior Vice President and       March 2002 to Present        Senior Vice President (since October
7337 E. Doubletree Ranch Rd.    Senior Portfolio Manager        (for certain ING Funds)      1999) of ING Investments, LLC and
Scottsdale, Arizona 85258       (Worldwide Growth Fund)                                      Senior Portfolio Manager (since
Date of Birth:  11/21/1966                                      June 2000 to March 2002      October 2001) for ING Advisors, Inc.
                                                                (for certain Pilgrim Funds)  and ING Investments, LLC.  Formerly,
                                                                                             Portfolio Manager, Northstar
                                                                                             Investment Management Corporation,
                                                                                             whose name changed to Pilgrim
                                                                                             Advisors, Inc. and subsequently
                                                                                             became part of ING Investments, LLC
                                                                                             (May 1998 to October 1999); Portfolio
                                                                                             Manager, Strong Capital Management
                                                                                             (1997 to May 1998); and Portfolio
                                                                                             Manager, Berkeley Capital (1995 to
                                                                                             1997).


(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds."

(3) On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex changed to "ING Funds."


The following documents the evolution of the name of each corporate entity referenced in the above biographies:



ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
        LLC)
  ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim
        Investments, LLC)
  ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim
        Investments, LLC)
  ING Pilgrim Investments, LLC (February 2001 - formed)
  ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim
        Investments, Inc.)
  Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments, Inc.) Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America
        Investments, Inc.)
  Pilgrim America Investments, Inc. (April 1995 - name changed from Newco
        Advisory Corporation)
  Newco Advisory Corporation (December 1994 - incorporated)

      **Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management Corporation)


ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)
 ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)
 ING Pilgrim Group, LLC (February 2001 - formed)
 ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim
        Group, Inc.)
 Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim
        Group, Inc.)
 Northstar Administrators, Inc. (November 1999 - merged into Pilgrim
        Group, Inc.)
 Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American
        Group, Inc.)
 Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings
        Management Corporation)
 Newco Holdings Management Corporation (December 1994 - incorporated)


ING Funds Distributor, LLC.  (October 2002)
   ING Funds Distributor, Inc. (October 2002 - merged into ING Funds
        Distributor, LLC)
    ING Funds Distributor, LLC (October 2002 - formed)
    ING Funds Distributor, Inc.  (March 2002 - name changed from ING Pilgrim
        Securities, Inc.)
  ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
        Securities, Inc.)
  Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
        Inc.)
  Pilgrim Securities, Inc.  (October 1998 - name changed from Pilgrim America
        Securities, Inc.)
  Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
        Distributors Corporation)
  Newco Distributors Corporation (December 1994  - incorporated)


ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim
        Capital Corporation, LLC)
 ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim
        Capital Corporation, LLC)
 ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
 ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
        Capital Corporation)
 Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim
        Holdings Corporation)
 Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
        Holdings, Inc.)
 Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
        Corporation)
 Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
        Capital Corporation)
 Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America
        Capital Corporation)
 Pilgrim America Capital Corporation (April 1997 - incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)
  ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
        Management Corporation)
  ING Lexington Management Corporation (October 2000 name changed from
        Lexington Management Corporation)
  Lexington Management Corporation (December 1996 - incorporated)


ING Quantitative Management, Inc. (September 2002 - Dissolved)
  ING Quantitative Management, Inc. (March 2002 - name changed from ING
        Pilgrim Quantitative Management, Inc.)
 ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from
        Market Systems Research  Advisors)
 Market Systems Research Advisors, Inc. (November 1986 - incorporated)



STANDING COMMITTEES OF THE FUND



                  The Board of Trustees governs each Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.


                  Committees

                  An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held 4 meetings during the fiscal year ended December 31, 2002.


               The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustee vacancies on the Board of Trustees. The Nominating Committee currently consists of Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held 1 meeting during the fiscal year ended December 31, 2002.



               The Board of Trustees has an Audit Committee whose function is to meet with the independent auditors of each Fund to review the scope of the Fund's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Rieke, Vincent, Earley and Putnam. Mr. Earley serves as Chairman of the Committee. The Audit Committee held 4 meetings during the fiscal year ended December 31, 2002.



                  The Board of Trustees has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available. The Valuation Committee currently consists of Dr. Gitenstein and Messrs. Patton, May, Doherty and Wedemeyer. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held 4 meetings during the fiscal year ended December 31, 2002.



                  The Board of Trustees has established an Investment Review Committee that will monitor the investment performance of the Portfolios and to make recommendations to the Board of Trustees with respect to the Portfolios. The Committee for the Stock Portfolio and the equity investments of the Asset Allocation Portfolio currently consists of Messrs. Vincent, Rieke, Putnam, Turner and Earley. Mr. Vincent serves as Chairman of this Committee. The Committee for the Stock Portfolio and the equity investments of the Asset Allocation Portfolio held 4 meetings during the fiscal year ended December 31, 2002. The Committee for the Bond Portfolio, the Money Market Portfolio and the bond investments of the Asset Allocation Portfolio currently consists of Dr. Gitenstein and Messrs. Doherty, McInerney, Patton, May and Earley. Mr. Wedemeyer serves as Chairman of this Committee. The Committee for the Bond Portfolio, the Money Market Portfolio and the bond investments of the Asset Allocation Portfolio held 4 meetings during the fiscal year ended December 31, 2002.



COMPENSATION OF TRUSTEES



                  Each Portfolio pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $40,000 (Messrs. Patton and May, as lead trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in person meeting of the Board; (iii) $2,000 per attendance of any committee meeting; (iv) $2,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by the ING Investments for which the Trustees serve in common as Trustees.



                  The following table sets forth information regarding compensation of Trustees by each Portfolio and other funds managed by ING Investments for the year ended December 31, 2002. Officers of the Portfolios and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by ING Investments.

                               COMPENSATION TABLE


                                                                                                            TOTAL COMPENSATION FROM
                                                            PENSION OR RETIREMENT     ESTIMATED ANNUAL        REGISTRANT AND FUND
                                AGGREGATE COMPENSATION       BENEFITS ACCRUED AS        BENEFITS UPON          COMPLEX PAID TO
  NAME OF PERSON, POSITION           FROM THE FUND          PART OF FUND EXPENSES      RETIREMENT (2)             TRUSTEES(1)
  ------------------------           -------------          ----------------------    -----------------           -----------
Paul S. Doherty
Trustee                                  $1,263                      N/A                     N/A                    $76,532
J. Michael Earley (3)
Trustee                                  $1,259                      N/A                     N/A                    $48,304
R. Barbara Gitenstein (3)
Trustee                                  $1,256                      N/A                     N/A                    $50,658
Alan S. Gosule(5)
Trustee                                   $35                        N/A                     N/A                    $12,500
R. Glenn Hilliard (3)(4)(6)
Trustee                                    $0                        N/A                     N/A                      $0
Walter H. May
Trustee                                  $1,272                      N/A                     N/A                    $88,288
Thomas J. McInerney (4)
Trustee                                    $0                        N/A                     N/A                      $0
Jock Patton
Trustee                                  $1,269                      N/A                     N/A                    $88,759
David W.C. Putnam
Trustee                                  $1,367                      N/A                     N/A                    $76,855
Blaine E. Rieke
Trustee                                  $1,366                      N/A                     N/A                    $74,771
John G. Turner(4)
Trustee                                    $0                        N/A                     N/A                      $0
Roger B. Vincent (3)
Trustee                                  $1,366                      N/A                     N/A                    $76,011
Richard A. Wedemeyer
Trustee                                  $1,258                      N/A                     N/A                    $70,133



      1) Represents compensation from 107 funds, the total number of funds in the Fund Complex as of December 31, 2002.


      2) The ING Funds have adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation paid to the Independent Trustee for one year of service.

      3)    Commenced service as a Trustee on February 26, 2002.

      4) "Interested person, " as defined in the 1940 Act, of the Company because of the affiliation with an investment adviser to the ING Funds. Officers and Trustees who are interested persons do not receive any compensation from the Fund.

      5) Resigned as a Trustee December 28, 2001. Mr. Gosule is a partner at Clifford Chance Rogers and Wells LLP, which has provided legal services to certain ING Funds. Mr. Gosule was paid $132,500 upon his retirement pursuant to a retirement policy adopted by the ING Funds. Mr. Gosule satisfied the criteria for such payment (which was equal to twice the compensation normally paid to him for one year of service) since he served as an Independent Trustee for certain ING Funds for 5 years prior to his resignation.


      6)    Resigned as a Trustee effective April 30, 2003.

TRUSTEE OWNERSHIP OF SECURITIES

        Set forth below is the dollar range of equity securities owned by each Trustee.


        In order to further align the interests of the Independent Trustees with shareholders, it is the policy to own beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a fund.



                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                               DOLLAR RANGE OF EQUITY    SECURITIES IN ALL REGISTERED INVESTMENT
       NAME OF TRUSTEE         SECURITIES IN THE FUND    COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
                               AS OF DECEMBER 31, 2002           OF INVESTMENT COMPANIES
                               -----------------------           -----------------------
INDEPENDENT TRUSTEES

Paul S. Doherty                         None                          Over $100,000
J. Michael Earley(1)                    None                        $10,001 - $50,000
R. Barbara Gitenstein(1)                None                        $50,001 - $100,000
Walter H. May                           None                          Over $100,000
Jock Patton                             None                        $50,001 - $100,000
David W. C. Putnam                      None                          Over $100,000
Blaine E. Rieke                         None                        $50,001 - $100,000
Roger B. Vincent(1)                     None                          Over $100,000
Richard A. Wedemeyer                    None                        $10,001 - $50,000

TRUSTEES WHO ARE "INTERESTED
PERSONS"

Thomas J. McInerney                     None                        $50,001 - $100,000
John G. Turner                          None                          Over $100,000


      (1)   Commenced service as a Trustee on February 26, 2002.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

               Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members) share ownership in securities of the Fund's Investment Manager or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Manager or Principal Underwriter of the Fund (not including registered investment companies).


                               NAME OF
                             OWNERS AND
     NAME OF TRUSTEE        RELATIONSHIP                   TITLE OF       VALUE OF      PERCENTAGE
                             TO TRUSTEE      COMPANY         CLASS       SECURITIES      OF CLASS
                             ----------      -------         -----       ----------      --------
Paul S. Doherty                  N/A           N/A            N/A            $0             N/A
J. Michael Earley(1)             N/A           N/A            N/A            $0             N/A
R. Barbara Gitenstein(1)         N/A           N/A            N/A            $0             N/A
Walter H. May                    N/A           N/A            N/A            $0             N/A
Jock Patton                      N/A           N/A            N/A            $0             N/A

David W. C. Putnam               N/A           N/A            N/A            $0             N/A
Blaine E. Rieke                  N/A           N/A            N/A            $0             N/A
Roger B. Vincent(1)              N/A           N/A            N/A            $0             N/A
Richard A. Wedemeyer             N/A           N/A            N/A            $0             N/A


      (1)   Commenced service as a Trustee on February 26, 2002.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

               On September 1, 2000, ING Groep N.V. acquired ReliaStar. ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. On January 17, 1995, ReliaStar acquired USLICO. USLICO was a holding company with two primary subsidiaries:
        United Services Life Insurance Company (now merged into ReliaStar Life Insurance Company "RL"), of Arlington, Virginia, and Bankers Security Life Insurance Society (now known as ReliaStar Life Insurance Company of New York or "RLNY"), of Woodbury, New York.

               The Fund, consisting of four distinct Portfolios, is an investment vehicle for certain separate accounts of RL and RLNY. At the present time, shares of the Fund are sold exclusively to RL and RLNY. The shares serve as the investment medium for variable life insurance policies issued by these companies.


               As of March 31, 2003, there were no beneficial owners of more than 25% of a Portfolio's outstanding securities. For this purpose "control" means: (i) the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company; (ii) the acknowledgment or assertion by either the controlled or controlling party of the existence of control; or
        (iii) an adjudication under the terms and conditions of the 1940 Act, which has become final, that control exists.







               As of March 31, 2003, the Trustees and officers as a group owned less than 1% of each class of each Fund's outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the USLICO Series Fund.


                             THE INVESTMENT MANAGER

               ING Investments, the investment adviser to each of the Portfolios, has overall responsibility for the management of the Portfolios, subject to the authority of the Board of Trustees. ING Investments provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios.


               Organized in December 1994, ING Investments is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as properly managed accounts. ING Investments is a direct, wholly owned subsidiary of ING Groep N.V. ING Groep N.V. is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees. As of March 31, 2003, ING Investments had assets under management of almost
        $32.5 billion.


               On March 1, 2002, the name of the Investment Manager changed from ING Pilgrim Investments, LLC to ING Investments, LLC. On February 26, 2001, the name of the Investment Manager changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. From April 1995 to May 10, 2001, ReliaStar Investment Research, Inc. ("RIRI"), formerly, Washington Square Advisers, Inc., served as investment manager to the Fund. RIRI is a wholly owned subsidiary of ReliaStar Financial Corp. From April 1988 through April 1995, the adviser for the Fund was Bankers Centennial Management Corp.

               Prior to May 11, 2001, RIRI served as investment manager to the Portfolios and ING Pilgrim Investments, LLC served as Sub-Adviser to the Stock Portfolio and the equity portion of the Asset Allocation Portfolio of the Fund. Prior to October 1, 1999, the Stock Portfolio and the equity portion of the Asset Allocation Portfolio were managed by another sub-adviser.


               ING Investments serves pursuant to an Investment Management Agreement ("Investment Management Agreement") between ING Investments and the Fund. The Investment Management Agreement requires the Investment Manager to provide, subject to the supervision of the Board of Trustees, investment advice and investment services to the Portfolios and to furnish advice and recommendations with respect to investment of the Portfolios' assets and the purchase or sale of their portfolio securities. The Investment Manager also provides investment research and analysis. The Investment Management Agreement provides that the Investment Manager is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

               After an initial two year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval.

               The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Manager. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940
        Act).

               In connection with their deliberations relating to the Fund's current Investment Management Agreement, the Board of Trustees, including the Independent Trustees, considered information that had been provided by ING Investments. In considering the Investment Management Agreement, the Board of Trustees considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Investment Management Agreement included, but were not limited to, the following: (1) the performance of each Portfolio; (2) the nature and quality of the services provided by ING Investments to each Portfolio;
        (3) the fairness of the compensation under the Investment Management Agreement in light of the services provided to each Portfolio; (4) the profitability to ING Investments from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; and (6) the expenses borne by each Portfolio and a comparison of each Portfolio's fees and expenses to those of a peer group of funds; and (7) ING Investments' compliance capabilities and efforts on behalf of each Portfolio. The Board also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.


               In considering the Investment Management Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. However, the Independent Trustees indicated that, generally, they initially scrutinized the performance of each Portfolio, including performance in relation to a peer group of funds and in relation to a benchmark index or a combination of indexes, and the fee paid by each Portfolio.

               In reviewing the terms of the Investment Management Agreement and in discussions with the Investment Manager concerning such Investment Management Agreement, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board of Trustees has determined that the Investment Management Agreement is in the interests of the Fund and its shareholders and that the Investment Management fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees, including the unanimous vote of the Independent Trustees, approved the Investment Management Agreement. The Fund pays the Investment Manager for its services under the Agreement a fee based on an annual percentage of the average daily net assets of each Portfolio. For each Portfolio, the Agreement provides that ING Investments may earn a fee at an annual rate not to exceed 0.50% of the first $100 million of the average daily net assets of the Portfolio, and 0.45% of the average daily net assets of the Portfolio in excess of $100 million. The management fees that can be charged against the Policyholders for all investment advisory services are limited to 0.25 % on an annual basis.

               The variable life insurance policies for which the Portfolios serve as investment vehicles provide as a contractual requirement that each Portfolio's investment advisory fees cannot exceed on an annual basis 0.25% of the Portfolio's average daily net assets. Each Portfolio's investment advisory fees in excess of 0.25% of the Portfolio's average daily net assets are paid by RL and RLNY.


                                        2002               2001                2000
                                        ----               ----                ----
                                   ADVISORY FEES       ADVISORY FEES     ADVISORY FEES(5)
       Stock Portfolio ......         $61,078           $91,266(1)           $166,612
       Bond Portfolio........         $14,746           $14,888(2)           $14,220
       Asset Allocation               $60,240           $65,910(3)           $89,822
       Portfolio
       Money Market                   $14,746           $32,227(4)           $31,012
       Portfolio.............


(1) Of which $38,406 was paid to the previous adviser.
(2) Of which $5,237 was paid to the previous adviser.
(3) Of which $29,913 was paid to the previous adviser.
(4) Of which $11,373 was paid to the previous adviser.
(5) Paid to the previous adviser.

               For the fiscal year ended December 31, 2001, and for the fiscal year ended December 31, 2000, RIRI paid ING Investments, acting as sub-adviser, at the rate of 0.45% of the average daily net assets which ING Investments managed.

               TOTAL SUB-ADVISORY FEES PAID FOR THE CALENDAR YEAR ENDED DECEMBER 31


                                        2001                2000
                                        ----                ----
                                 SUB-ADVISORY FEES(1)   SUB-ADVISORY FEES
       Stock Portfolio ......          $34,565            $149,951
       Bond Portfolio........          $4,713              $1,067
       Asset Allocation
       Portfolio.............          $26,992             $43,887
       Money Market
       Portfolio.............          $10,236             $2,326


(1) For the period of January 1, 2001 through May 10, 2001.

                           DISTRIBUTION OF FUND SHARES


               The Adviser has entered into an expense limitation agreement with the Trust on behalf of the Portfolios. In connection with this agreement, the Adviser will assume certain of the Portfolio's expenses so that the "Other Expenses" of these Portfolios do not exceed 0.65%. Other Expenses means all of the expenses incurred by each Fund, but excluding the investment advisory fees described above, interest, taxes, brokerage commissions, other investment-related costs (including without limitation legal fees incurred in connection with the purchase and sale of Trust assets), extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Trust's business, and expenses of any counsel or other persons or services retained by the Trust's Trustees who are not "interested persons," as that term is defined in the 1940 Act, of the Investment Manager. 3



               Each Portfolio will at a later date reimburse the Adviser for Other Expenses assumed by the Adviser during the previous 36 months, but only if annualized cumulative Other Expenses does not exceed the percentage described above. The Adviser will only be reimbursed for expenses assumed after the effective date of the expense limitation agreement.



               The expense limitation agreement provides that these expense limitations shall continue until May 1, 2004. The expense limitations are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice to the Trust of the termination of the agreement at least 30 days prior to the end of the then-current term or upon termination of the Investment Management Agreement. The expense limitation agreement also may be terminated by the Trust, without payment of any penalty, upon 90 days' prior written notice to the Adviser at its principal place of business.



               Shares of the Fund are distributed by ING Funds Distributor, LLC. ("Distributor") pursuant to a Distribution Agreement between the Fund and the Distributor. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of each Fund. The Fund and the Distributor have agreed to indemnify each other against certain liabilities. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Directors who are not parties to such agreement or interested persons (as defined in the 1940 Act) of any such party and must be approved either by votes of a majority of the Board of Directors or a majority of the outstanding voting securities of the Fund. See the prospectus for information on how to purchase and sell shares of the Fund. The Distributor, like the Investment Manager, is a wholly- owned indirect subsidiary of ING Groep N.V. The former distributor for the Fund was Washington Square Securities, Inc.



               Policy owners do not deal directly with the Fund with respect to the purchase, redemption, or exchange of shares of a Portfolio, and should refer to the prospectus for the Policy for information on allocation of premiums and on transfers of account value among divisions of the insurance company separate accounts that invest in the Portfolios.



               The Fund reserves the right to discontinue offering shares of one or more Portfolios at any time.






SUSPENSION OF REDEMPTIONS

               The Fund may suspend the right of redemption of shares of any Portfolio for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which may make payment or transfer not reasonable practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holder of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

                                    CUSTODIAN


               On October 1, 1997, State Street Bank and Trust Company ("State Street"), a Massachusetts banking institution became Custodian for all the Fund's Portfolios and their cash. State Street's address is 801 Pennsylvania Avenue. Kansas City, MO 64105. Previously Crestar Bank, a Virginia banking institution served as custodian for the Fund's portfolios securities and cash. In its capacity as Custodian, State Street maintains certain financial and accounting books and records pursuant to a separate agreement with the Fund.


                            ADMINISTRATION AGREEMENT


               ING Funds Services, LLC ("ING Funds Services" or the "Administrator") (formerly ING Pilgrim Group, LLC) provides administrative services pursuant to an Administration Agreement (the "Administration Agreement"). Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to conduct properly the Fund's business, except for those services performed by the Investment Manager under the Investment Management Agreement, the Custodian for the Fund under the Custodian Agreement, (the Transfer Agent under the Transfer Agency Agreement) and such other service providers as may be retained by the Fund from time to time. The Administrator acts as liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operates in compliance with applicable legal requirements and for monitoring the Investment Manager for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund. The Administrator is an affiliate of the Investment Manager. Prior to July 26, 2000, RL, successor by merger (on December 31, 1998), to ReliaStar United Services Life Insurance Company ("RUSL") provided administrative, legal and accounting services.



               As compensation, each Portfolio will pay ING Funds Services a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets.


               The Administration Agreement is renewable from year to year if the Fund's Trustees (including a majority of the Fund's disinterested Trustees) approve the continuance of the Agreement. ING Funds Services or the Fund may terminate the Administration Agreement on 60 days' written notice to the other party.


               During the fiscal years ended December 31, 2002, 2001, and 2000, ING Funds Services and its predecessor received $28,941, $40,857, and $66,381 respectively for their services under their respective Administration Agreement.


                                  LEGAL COUNSEL


                Dechert LLP serves as legal counsel to the Fund and the Portfolios.


                              INDEPENDENT AUDITORS

               KPMG LLP serves as independent auditors for the Fund for the current fiscal year and audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

BROKERAGE AND RESEARCH SERVICES


               There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on national stock exchanges and other agency transactions involve the payment of the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.



               The Investment Management Agreement authorizes the Investment Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for the Fund. Pursuant to the Investment Management Agreement, the Investment Adviser determines, subject to the instructions of and review by the Board of Trustees, which securities are to be purchased and sold by the Portfolio and which brokers are to be eligible to execute portfolio transaction of the Fund.



               ING Investments places all orders for the purchase and sale of portfolio securities and options for a Portfolio through a substantial number of broker-dealers. In executing transactions, ING Investments will attempt to obtain the best execution for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In effecting purchases and sales of portfolio securities in transactions on national stock exchanges for the account of the Portfolio, ING Investments may pay higher commission rates than the lowest available when ING Investments believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as described below. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or mark-up.


               Some securities considered for investment by the Fund's Portfolios may also be appropriate for other clients served by ING Investments. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients served by ING Investments is considered at or about the same time, transactions in such securities will be allocated among the Portfolios and clients in a manner deemed fair and reasonable by ING Investments. Although there is no specified formula for allocating such transactions, the various allocation methods used by ING Investments, and the results of such allocations, are subject to periodic review by the Fund's Adviser and Board of Trustees.

               It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the adviser for a Portfolio may receive research services from many broker-dealers with which that adviser places the Portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the adviser in advising its various clients (including the Fund), although not all of these services are necessarily useful and of value in managing a Portfolio. The management fee paid by the Portfolio is not reduced because the Investment Manager and its affiliates receive such services.

               As permitted by Section 28(e) of the Securities Exchange Act of 1934, ING Investments may cause a Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in that Act) to ING Investments, an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.


               The Fund paid aggregate brokerage commissions of $224,000, $182,544, and $300,108 for the three years ended December 31, 2002, 2001, and 2000, respectively.


PORTFOLIO TURNOVER

               For reporting purposes, the portfolio turnover rate of each Portfolio is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned by the Portfolio during the fiscal year. In determining such portfolio turnover, long-term U.S. Government securities are included. Short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the Portfolio's securities (other than short-term securities) were replaced once during the fiscal year. The portfolio turnover rate for each Portfolio will vary from year to year, depending on market conditions. Because each Portfolio has a different investment objective, each will have a different expected rate of portfolio turnover. A Portfolio cannot accurately predict turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio or adopt a temporary defensive position. The portfolio turnover rate will not be a limiting factor when management deems it appropriate to buy or sell securities for a particular Portfolio. A high turnover rate would increase commissions expenses and may involve realization of gains.

               The writing of call options by the Stock and Asset Allocation Portfolios may result in higher turnover than otherwise would be the case and, therefore, greater commission expenses.


               In 2002, the Portfolio turnover rate was: Stock Portfolio -- 418%; Bond Portfolio 159%; and Asset Allocation Portfolio 258%.


                                 NET ASSET VALUE

               As noted in the Prospectus, the NAV and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

               Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See "Pricing Of Portfolio Shares" section of the Prospectus. The long-term debt obligations held in a portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

               Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

               The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Portfolio's valuation). Foreign securities markets may close before a Portfolio determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.

               If a significant event which is likely to impact the value of one or more foreign securities held by a portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. The Board of Trustees has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board of Trustees has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board of Trustees, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board of Trustees, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's net asset value.

               Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.

               Options on currencies purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

               The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

               Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.

The Money Market Portfolio


               Pursuant to an exemptive rule of the Securities and Exchange Commission ("Rule"), the Money Market Portfolio's securities are valued by the amortized cost method. This method of valuation involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the security. During periods of declining interest rates, the quoted yield on shares of the Portfolio may tend to be higher than that of a fund or portfolio with identical investments which uses a method of valuation based on market prices and estimates of market prices for all its portfolio securities. Thus, if the use of amortized cost by the Portfolio resulted in lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield of the purchased shares on that day than he would be able to receive from a fund or portfolio using solely market values. Existing investors in the Portfolio would receive less investment income. The converse is true in a period of rising interest rates.



               The Rule permitting the Portfolio to use the amortized cost method of valuation requires that, under the direction of the Board of Trustees, certain procedures be adopted to monitor and stabilize the price per share of the Portfolio. Calculations are made to compare the value of its investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by issuers or market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments or U.S. Government securities published by reputable sources at the mean between the bid and asked prices for the instruments. In the event that a deviation of 1/2 of 1% or more exists between the Portfolio's $1.00 per share net asset value and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Trustees believes would result in a material dilution of shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated.



               Under the Rule of the Securities and Exchange Commission allowing the Fund to use the amortized cost method of valuation of portfolio securities, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, with certain limited exceptions, the Portfolio cannot invest more than 5% of its assets in the securities of a single issuer (other than government securities). Investments in Second Tier securities in the aggregate must be limited to 5% of the Portfolio's total assets, and investment in a single Second Tier Security cannot exceed the greater of 1% of total assets or $1 million.



               The Portfolio can only invest in instruments having remaining maturities of 397 days or less and can only invest in securities determined by ING Investments to be of high quality with minimal credit risks.

                         CALCULATION OF PERFORMANCE DATA

               The Fund is the successor to the Separate Account I (a Stock Account), Separate Account II (a Money Market Account), Separate Account III (a Bond Account) and Separate Account IV (an Asset Allocation Account) of ReliaStar United Services Life Insurance Company and Separate Account I (a Stock Account), Separate Account II (a Money Market Account), Separate Account III (a Bond Account) and Separate Account IV (an Asset Allocation Account) of RLNY (collectively, the "RUSL and RLNY Separate Accounts"). On April 30, 1988, the investment-related assets and liabilities of the RUSL and RLNY Separate Accounts were transferred to the Stock, Money Market, Bond and Asset Allocation Portfolios of the Fund. Performance calculations are based upon the RLNY Separate Accounts.

                        THE MONEY MARKET PORTFOLIO YIELD


               To calculate a seven-day yield for the Money Market Portfolio, the Portfolio uses a hypothetical, pre-existing account having a balance of $100 at the beginning of the seven-day period. The net change in the value of the Portfolio during the seven-day period (excluding any realized gains or losses from the sale of securities and unrealized appreciation and depreciation) is divided by the value of the Account at the beginning of the period and then multiplied by 365/7 to obtain the annual yield to the nearest hundredth of one percent. Since the net change in the seven-day value is used, the values reflect the charges made against the Portfolio.


               The seven-day yield does not necessarily represent the future yield of the Money Market Portfolio. Yields fluctuate on a daily basis and reflect quality, length of maturities, rates of return and market conditions for money market investments suitable for this Portfolio.

               A hypothetical example of how we calculate the seven-day yield for the period ending December 31, 2002, assuming the values used are as follows:


        (1)     Value on Dec. 24, 2002                                              $100.0000
        (2)     Value on Dec. 31, 2002 (exclusive of capital charges)               100.00682
        (3)     Net change: (2) - (1)                                               .00682
        (4)     Net change divided by Value on Dec. 24, 2002: (3) divided by(1)     .0000682
        (5)     Seven-day yield annualized (multiplied by 365/7)                    .36%

                    THE BOND PORTFOLIO, THE STOCK PORTFOLIO,
                THE ASSET ALLOCATION PORTFOLIO - SEC 30 DAY YIELD

               Yield is computed by dividing the net investment income per share deemed earned during the computation period by the maximum offering price per share on the last day of the period according to the following formula:

                                        a-b
                            Yield= 2[(------ + 1)(6) - 1]
                                        cd



Where:        a  = dividends and interest earned during the period;
              b  = expenses accrued for the period (net of reimbursements);
              c  = the average daily number of shares outstanding during the period that were entitled to receive dividends: and,
              d  = the maximum offering price per share on the last day of the period.



               The SEC 30 day yield for the period ending December 31, 2002 for the Bond Portfolio was 3.19% and the Asset Allocation Portfolio was, 1.72%.


             THE STOCK PORTFOLIO, THE BOND PORTFOLIO, AND THE ASSET
               ALLOCATION PORTFOLIO - AVERAGE ANNUAL TOTAL RETURN

               Average Annual Total Return is computed by finding the average annual compounded rates of return over 1, 5, and 10 years that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1+T)(to the power of n) = ERV

Where:        P  = a hypothetical initial payment of $1,000;
              T  = average annual total return;
              n  = number of years; and,
            ERV  = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

               This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts.


               The average annual return for the Stock Portfolio for the one-year, five-year and ten-year period ended December 31, 2002 are -32.24%, -15.11% and 0.15%, respectively. The average annual return for the Bond Portfolio for the one-year, five-year and ten-year period ended December 31, 2002 are 8.07%, 4.43% and 5.55%, respectively. The average annual returns for the Asset Allocation Portfolio for the one-year, five-year and ten-year period ended December 31, 2002 are -8.72%, -4.37% and 3.68%, respectively.



               Total returns and yields are based on past results and are not necessarily a prediction of future performance.


                             PERFORMANCE COMPARISONS

               Comparative performance information may be used from time to time in advertising each Portfolio's shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc. and other entities or organizations which track the performance of investment companies. Each Portfolio's performance also may be compared to the performance of its respective Comparison Index, if any, as described in the Prospectus, and, additionally, to the performance of unmanaged indices. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management cost and expenses.

               Quotations of yield or total return for the Fund will not take into account charges or deductions against the Separate Account to which the Fund shares are sold or charges and deductions against the policies issued by RL and RLNY. Performance information for a Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculation is based. Performance information should be considered in light of the Portfolios' investment objectives and policies, characteristics and quality of the Portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                    TAXATION


               The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in a Portfolio by the separate accounts of life insurance companies for the purpose of funding variable insurance policies. Unless otherwise stated, this summary deals only with the status of each Portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and the application of the diversification rules under section 817(h) of the Code. It does not deal with any other federal, state, local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices. It also does not deal with insurance companies that are not domiciled in the United States. This summary is based on the Code, United States Treasury regulations thereunder (the "Treasury Regulations") and administrative and judicial interpretations thereof, as of the date hereof, all of which are subject to change, possibly on a retroactive basis. Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of the Portfolio.



               Each Portfolio intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). If a Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.



               To qualify to be taxed as a regulated investment company, a Portfolio generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio 's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio 's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).


               Generally, in order to avoid a 4% nondeductible excise tax, a Portfolio must distribute to its shareholders during the calendar year the following amounts:

        -       98% of the Portfolio's ordinary income for the calendar year;

        - 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

        - any undistributed ordinary income or capital gain net income for the prior year.

               The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Portfolios believe that they are not subject to the excise tax, they intend to make the distributions required to avoid the imposition of such a tax.

               Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Portfolio to both qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a regulated investment company would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

               The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

               In the event that rules or regulations are adopted, there can be no assurance that a Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. A Portfolio's investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.

               The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.


               For information concerning the federal income tax consequences to the holders of a contract, such holders should consult the prospectus for their particular contract.


DISTRIBUTIONS

               Distributions of any new investment income by a Portfolio are taxable to the shareholder as ordinary income. Net capital gains will be treated, to the extent distributed, as long-term capital gains in the hands of the shareholder.

                             ADDITIONAL INFORMATION


        CAPITALIZATION AND VOTING RIGHTS.



               The authorized capital of the ING Variable Products Trust is an unlimited number of shares of beneficial interest with a par value of $0.001 each. All shares when issued are fully paid, non-assessable, and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Trustees can be removed at a shareholder meeting by the vote of two-thirds of the outstanding shares or without a meeting by a written declaration executed by the holders of not less than two-third of the outstanding shares. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.



               The Board of Trustees may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board of Trustees may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by the Trustees by written notice to shareholders of such series or class. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Trust will request voting instructions from Variable Contract owners and will vote shares or other voting interests in the separate account in proportion to the voting instructions received.


SHAREHOLDER MEETINGS

               The Declaration of Trust does not require that the Fund hold annual or regular meetings of shareholders. Meetings of the Shareholders may be called by the Trustees and held at such times the Trustees may from time to time determine, for the purpose of the elections of Trustees or such other purposes as may be specified by the Trustees.

LIABILITY

               Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund, or Portfolio thereof, organized as a Massachusetts business trust. The Declaration of Trust further provides for indemnification out of the assets and property of the Fund, or Portfolio thereof, for all loss and expense of any shareholder held personally liable for the obligations of the Fund or Portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund or Portfolio would be unable to meet its obligations.

CODE OF ETHICS


               The ING Funds, the Investment Adviser and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the ING Funds and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against a Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the ING Funds' Compliance Officer or her designee and to report all transactions on a regular basis.


INDEPENDENT AUDITORS

               KPMG LLP serves as independent auditors for the Fund for the current fiscal year and audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation. KPMG LLP is located at 99 High Street, Boston, MA 02110.

EXPERTS

               The financial statements incorporated herein by reference from each Portfolio's Annual Report to shareholders for the year ended December 31, 2002 have been audited by KPMG LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

               The Financial Statements from the Portfolio's December 31, 2002 Annual Report are incorporated by reference in this Statement. Each Portfolio's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800-992-0180.

                                   APPENDIX A
                   CORPORATE BOND AND COMMERCIAL PAPER RATINGS

               (a) Corporate Bonds: Bonds are rated Aa by Moody's Investors Service, Inc. are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds, which are rated A by Moody's may possess favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest as susceptibility to impairment sometime in the future.

               Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

               Bonds rated AA by Standard & Poor's Corporation are judged by Standard & Poor's to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (Standard & Poor's highest rating). Bonds rated AAA are considered by Standard & Poor's to be the highest-grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by Standard & Poor's have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

               Standard & Poor's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest, which qualifies for commercial bank investment.


               (b) Commercial Paper: The ratings Prime-1 and Prime-2 are the two highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; (5) well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


               Commercial paper rated A-1 or A-2 by Standard & Poor's has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (3) the issuer should have access to at least two additional channels of borrowing; (4) basic earnings and cash flow should have an upward trend with allowance made for unusual circumstances; and (5) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

                                   APPENDIX B
                          GLOSSARY OF INVESTMENT TERMS

U.S. GOVERNMENT SECURITIES - are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates). In these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full. Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the Treasury. However, they involve federal sponsorship in one-way or another: some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. All of the Portfolios may invest in U.S. Government securities.

MORTGAGE-RELATED SECURITIES - The Bond and Asset Allocation Portfolios may invest in GNMA certificates and FNMA and FHLMC mortgage-backed obligations.

GNMA CERTIFICATES: GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS: The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. Government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States, issues participation certificates which represent an interest I a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. Government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

RISKS OF MORTGAGE-RELATED SECURITIES: In the case of mortgage pass-through securities such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, early repayment of principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience on the underlying pool of mortgages.

REPURCHASE AGREEMENTS - are agreements by which the Portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for a Portfolio to maintain liquidity and earn income over periods of time as short as overnight.

The underlying securities on repurchase agreements are ordinarily U.S. Government securities but may be other securities in which the Portfolio might otherwise invest. A Portfolio will enter into repurchase agreements only if they are collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act. The market value of the collateral, including accrued interest, will equal or exceed the repurchase price, and the collateral will be in the actual or constructive possession of the Portfolio.

A Portfolio will enter only into repurchase agreements that mature in seven days or less. A repurchase agreement subjects a Portfolio to the risk of the ability of the seller to pay the repurchase price on the delivery date; however, the underlying security constitutes the collateral for the seller's obligation. In the event the seller does default, the Portfolio may incur (i) a loss if the value of the collateral declines and (ii) disposition costs in connection with liquidating the collateral. In the event bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.

CERTIFICATES OF DEPOSIT - are certificates issued against funds deposited in a bank, are for definite period of time, earn a specified rate of return, and are normally negotiable.

BANKERS' ACCEPTANCES - are short-term credit instruments issued by corporations to finance the import-export transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. These instruments reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

COMMERCIAL PAPER - All Portfolios may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued by bank holding companies, corporations, and finance companies. The commercial paper purchased by a Portfolio will consist of direct obligations of domestic issuers which, at the time of investment, (i) meet the rating standard for particular Portfolios as specified in the section on Investment Objectives and Policies, or (ii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

CORPORATE DEBT SECURITIES - All Portfolios may invest in corporate debt securities of domestic issuers. The debt securities in which a Portfolio may invest are limited to corporate debt securities (corporate bonds, debentures, notes, and other similar corporate debt instruments) which meet the minimum ratings criteria or other standards set forth for that particular Portfolio, or, if not so rated, are, in the Adviser's opinion, comparable in quality to corporate debt securities in which a Portfolio may invest.

The investment return on corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with the interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

OPTIONS - CALLS - The Stock Portfolio and the Asset Allocation Portfolio may write (i.e., sell) call options ("calls") if (i) after any sale, not more than 25% of that Portfolio's total assets are subject to calls; (ii) the calls are traded on a domestic securities exchange or board of trade; and (iii) the calls are "covered." The option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Portfolio. When the Portfolio writes a call, it receives a premium and agrees to sell the callable securities to a purchaser at a fixed exercise price (which may differ from the market price of the underlying security) regardless of market price changes during the call period. The Portfolio may purchase a call only in a "closing purchase transaction" to terminate its obligation on a call which it has written. For as long as the Portfolio remains obligated as a writer of a call, it forgoes the opportunity to profit from increases in the market price of the underlying security above the call price. The principal objective in writing covered calls is to attempt to attain, through the receipt of premiums from expired calls and net profits, if any, from closing purchase transactions, a greater current return than might be realized by holding the securities without writing calls.

                                     PART C

                               OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) (1) Agreement and Declaration of Trust of USLICO Series Fund - Filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A on April 30, 1997, and incorporated herein by reference.

     (2) Certificate of Amendment of Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

(b) USLICO Series Fund Bylaws - Filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A on April 30, 1997, and incorporated herein by reference.

(c)       Not Applicable.

(d) (1) Investment Advisory Agreement by and between USLICO Series Fund and ReliaStar Investment Research, Inc. (formerly, Washington Square Advisers, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on April 30, 1996, and incorporated herein by reference.

     (2) Investment Management Agreement by and between USLICO Series Fund and ING Pilgrim Investments, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

     (3)  Amended and restated Schedule A to the Investment Management Agreement
          - Filed herein.

     (4) Sub-Investment Advisory Agreement by and between Pilgrim BaxterValue Investors, Inc. (formerly Newbold's Asset Management, Inc.) and Washington Square Advisers, Inc. -

          Filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A on April 30, 1997, and incorporated herein by reference.

     (5) Subadvisory Agreement by and between Pilgrim Advisors, Inc. and Reliastar Investment Research, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A on March 1, 2000, and incorporated herein by reference.

(e) (1) Distribution Agreement by and between USLICO Series Fund and Washington Square Securities, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A on April 30, 1997, and incorporated herein by reference.

    (2) Form of Distribution Agreement by and between USLICO and Washington Square Securities, Inc. -- Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

    (3) Form of Distribution Agreement by and between USLICO and ING Funds Distributor, Inc. -- Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

(f)     Not Applicable.

(g) (1) Custodian Contract by and between USLICO Series Fund and State Street Bank and Trust Company -- Filed as an Exhibit to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A on April 29, 1998, and incorporated herein by reference.

    (2) Form of Custodian and Investment Accounting Agreement by and between USLICO Series Fund and State Street Bank and Trust Company -- Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

    (3) Form of Amendment to Custodian and Investment Accounting Agreement by and between USLICO Series Fund and State Street Bank and Trust Company -- Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

(h) (1) Administrative Services Agreement by and between USLICO Series Fund, Washington Square Advisers, Inc. and ReliaStar United Services Life Insurance Company -- Filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A on April 30, 1997, and incorporated herein by reference.

    (2) Form of Administration Agreement between USLICO Series Fund and ING Pilgrim Group, Inc. -- Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

    (3) Amendment to Administration Agreement between USLICO Series Fund and ING Pilgrim Group, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

    (4) Amended Schedule A to the Administration Agreement between USLICO Series Fund and ING Funds Services, LLC -- Filed herein.

    (5) Form of Expense Limitation Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

(i) (1) Opinion and Consent of Robert B. Saginaw -- Filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A on April 30, 1997, and incorporated herein by reference.

(j) (1) Consent of Dechert LLP -- Filed herein.

    (2) Consent of Independent Accountants -- Filed herein.

(k)       Not Applicable.

(l)       Not Applicable.

(m)       Not Applicable.

(n)       Not Applicable.

(o)       Not Applicable.

(p) (1) Code of Ethics of the Registrant and ING Pilgrim Investments, LLC. - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A on May 1, 2000, and incorporated herein by reference.

     (2) Code of Ethics of ReliaStar Investment Research, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A on May 1, 2000, and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

See "Management of the Fund" in the Prospectus and Statement of Additional Information.

ITEM 25. INDEMNIFICATION

     Reference is made to Article V of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant) of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     Information as to the directors and officers of ING Investments, LLC ("ING Investments," formerly, ING Pilgrim Investments), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investments in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) ING Funds Distributor LLC, (formerly, ING Pilgrim Securities Inc.) is the principal underwriter for the Registrant and for ING VP Emerging Markets Fund, Inc., ING Equity Trust, ING Funds Trust, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING VP Natural Resources Trust, ING Prime Rate Trust, ING Senior Income Fund, ING Variable Insurance Trust, and ING Variable Products Trust.

(b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder, will be maintained at c/o ReliaStar Life Insurance Company, 20 Washington Avenue S., Route 1212 Minneapolis, MN 55401, or c/o ING Investments, LLC., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ITEM 29. MANAGEMENT SERVICES

          Not Applicable.

ITEM 30. UNDERTAKINGS

          None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 20 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 17th day of April, 2003.

                               USLICO SERIES FUND

                              By: /s/ Kimberly A. Anderson
                              ------------------------------------
                                   Kimberly A. Anderson
                                   Vice President and Secretary

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

          SIGNATURE                     TITLE                         DATE
          ---------                     -----                         ----


-----------------------------           Trustee and Chairman          April 17, 2003
     John G. Turner*



-----------------------------           President and Chief           April 17, 2003
     James M. Hennessy*                 Executive Officer




-----------------------------           Executive Vice President      April 17, 2003
     Michael J. Roland*                 and Principal Financial
                                        Officer

-----------------------------           Trustee                       April 17, 2003
     Paul S. Doherty*


-----------------------------           Trustee                       April 17, 2003
     J. Michael Earley*


-----------------------------           Trustee                       April 17, 2003
     R. Barbara Gitenstein*

                                        Trustee        April 17, 2003
------------------------------
     R. Glenn Hilliard*

                                        Trustee        April 17, 2003
------------------------------
     Walter H. May, Jr.*

                                        Trustee        April 17, 2003
------------------------------
    Thomas J. McInerney*

                                        Trustee        April 17, 2003
------------------------------
        Jock Patton*

                                        Trustee        April 17, 2003
------------------------------
     David W.C. Putnam*

                                        Trustee        April 17, 2003
------------------------------
       Blaine E. Rieke*

                                        Trustee        April 17, 2003
------------------------------
       Roger B. Vincent*

                                        Trustee        April 17, 2003
------------------------------
    Richard A. Wedemeyer*


*By: /s/ Kimberly A. Anderson
     ------------------------
     Kimberly A. Anderson
     Attorney-in-Fact**

**   Powers of Attorney for Trustees, James M. Hennessy and Michael Roland were filed as attachments to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement as filed on April 18, 2002, and are incorporated herein by reference.

                                 EXHIBIT INDEX

(d)

     (3) Amended and restated Schedule A to the Investment Agreement-filed herein.

(h)

     (4) Amended Schedule A to the Administration Agreement between USLICO Series Fund and ING Funds Services, LLC, filed herein.

(j)

     (1)  Consent of Dechert LLP-filed herein.

     (2)  Consent of Independent Accountants-filed herein.